UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Parametric Structured Emerging Markets Fund

Eaton Vance Parametric Structured International Equity Fund

Eaton Vance

Parametric Structured Emerging Markets Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	77,700	$713,286
Arcos Dorados Holdings, Inc., Class A	238,700	3,081,617
Banco Macro SA, Class B ADR(1)	129,587	1,750,721
BBVA Banco Frances SA ADR(1)	231,888	846,391
Cresud SA ADR	278,630	2,231,826
Grupo Financiero Galicia SA, Class B ADR	322,600	1,629,130
IRSA Inversiones y Representaciones SA ADR	61,510	444,102
MercadoLibre, Inc.	62,600	5,256,522
Pampa Energia SA ADR(1)	111,900	384,936
Petrobras Energia SA ADR(1)	701,508	3,072,605
Telecom Argentina SA ADR	418,051	4,113,622

		$23,524,758

Botswana — 0.3%
Barclays Bank of Botswana	1,137,465	$974,236
Botswana Insurance Holdings Ltd.	575,111	756,819
First National Bank of Botswana	4,730,800	1,773,656
Letshego Holdings, Ltd.	12,485,691	2,650,694
Sechaba Breweries Ltd.	877,800	1,763,975
Standard Chartered Bank Botswana	531,120	675,387

		$8,594,767

Brazil — 6.4%
AES Tiete SA, PFC Shares	80,900	$918,915
All America Latina Logistica SA (Units)	380,000	1,728,761
Anhanguera Educacional Participacoes SA	72,200	1,265,513
B2W Companhia Global do Varejo(1)	44,970	218,756
Banco Bradesco SA ADR	61,174	957,985
Banco Bradesco SA, PFC Shares	659,056	10,383,689
Banco do Brasil SA	366,698	3,912,432
Banco do Estado do Rio Grande do Sul, PFC Shares	97,100	767,315
Banco Santander Brasil SA	352,600	2,421,787
BM&F Bovespa SA	641,451	4,105,691
BR Malls Participacoes SA	167,400	2,200,625
Bradespar SA, PFC Shares	82,500	1,218,581
Braskem SA, PFC Shares	89,760	593,082
BRF-Brasil Foods SA	244,640	4,450,628
BRF-Brasil Foods SA ADR	19,900	364,568
Brookfield Incorporacoes SA	244,500	427,353
CCX Carvao da Colombia SA(1)	20,000	21,664
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	272,500	2,166,798
CETIP SA - Mercados Organizados	92,200	1,062,249
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	45,269	2,077,286
Cia de Bebidas das Americas ADR	28,352	1,156,478
Cia de Bebidas das Americas, PFC Shares	311,190	12,716,954
Cia de Companhia de Concessoes Rodoviarias (CCR)	600,700	5,282,244
Cia de Saneamento Basico do Estado de Sao Paulo	79,020	3,345,137
Cia de Saneamento de Minas Gerais SA ADR	57,100	684,629
Cia de Saneamento de Minas Gerais-Copasa MG	45,100	1,064,520

Security	Shares	Value
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	37,590	$602,425
Cia Energetica de Minas Gerais SA, PFC Shares	271,167	3,244,311
Cia Energetica de Sao Paulo, PFC Shares	141,800	1,274,144
Cia Hering	59,300	1,362,319
Cia Paranaense de Energia-Copel, PFC Shares	82,000	1,211,196
Cia Siderurgica Nacional SA (CSN)	225,500	1,246,825
Cielo SA	222,683	5,509,377
Contax Participacoes SA, PFC Shares	24,300	286,783
Cosan SA Industria e Comercio	53,700	1,029,820
CPFL Energia SA	140,200	1,629,069
Cyrela Brazil Realty SA	137,100	1,162,385
Diagnosticos da America SA	177,000	1,176,485
Duratex SA	93,024	647,167
EcoRodovias Infraestrutura e Logistica SA	133,000	1,161,675
EDP-Energias do Brasil SA	197,900	1,237,454
Eletropaulo Metropolitana SA, Class B, PFC Shares	72,080	572,438
Embraer SA	370,600	2,591,034
Embraer SA ADR	46,648	1,301,946
Estacio Participacoes SA	55,900	1,065,129
Fibria Celulose SA(1)	84,957	721,134
Gafisa SA(1)	426,700	783,630
Gerdau SA, PFC Shares	263,400	2,301,937
Gol Linhas Aereas Inteligentes SA, PFC Shares	140,900	704,136
Hypermarcas SA(1)	201,800	1,604,623
Iochpe-Maxion SA	98,700	1,210,029
Itau Unibanco Holding SA ADR, PFC Shares	71,570	1,043,491
Itau Unibanco Holding SA, PFC Shares	637,400	9,320,686
Itausa-Investimentos Itau SA, PFC Shares	1,167,174	5,114,521
JBS SA(1)	270,225	874,118
Klabin SA, PFC Shares	177,900	1,044,951
Light SA	73,400	789,636
LLX Logistica SA(1)	363,900	406,712
Localiza Rent a Car SA	103,700	1,817,641
Lojas Americanas SA, PFC Shares	277,523	2,322,883
Lojas Renner SA	50,800	1,880,879
Marcopolo SA, PFC Shares	360,100	2,111,613
Marfrig Frigorificos e Comercio de Alimentos SA(1)	129,255	668,215
Metalurgica Gerdau SA, PFC Shares	84,300	944,668
MMX Mineracao e Metalicos SA(1)	74,400	147,258
MPX Energia SA(1)	122,400	646,637
MRV Engenharia e Participacoes SA	152,400	772,861
Natura Cosmeticos SA	76,600	2,042,239
OGX Petroleo e Gas Participacoes SA(1)	409,300	949,166
Oi SA	35,529	167,932
Oi SA ADR	190,200	760,800
Oi SA, PFC Shares	571,657	2,291,075
PDG Realty SA Empreendimentos e Participacoes	550,000	926,122
Petroleo Brasileiro SA	43,200	457,300
Petroleo Brasileiro SA ADR	71,900	1,476,107
Petroleo Brasileiro SA, PFC Shares	1,984,700	20,325,329
Randon Participacoes SA, PFC Shares	177,600	939,132
Rossi Residencial SA	198,500	417,319
Souza Cruz SA	165,900	2,164,570
Suzano Papel e Celulose SA	437,425	1,137,148
Telefonica Brasil SA, PFC Shares	197,926	4,385,254
Tim Participacoes SA	603,727	2,140,191
Totvs SA	126,190	2,565,987

Security	Shares	Value
Tractebel Energia SA	95,300	$1,642,254
Ultrapar Participacoes SA	115,784	2,428,497
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	199,950	965,761
Vale SA	34,400	634,293
Vale SA ADR	65,300	1,196,296
Vale SA, PFC Shares	821,040	14,694,273
Vigor Alimentos SA(1)	14,375	53,082
Weg SA	127,800	1,467,996

		$197,286,004

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$241,488
Central Cooperative Bank AD(1)	227,900	90,674
Chimimport AD(1)	329,922	168,660
Corporate Commercial Bank AD(1)	10,400	530,887
MonBat AD	60,235	192,352
Petrol AD(1)	102,500	338,675
Sopharma AD	354,600	558,219
Vivacom(1)	44,690	83,670

		$2,204,625

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA	202,000	$1,432,451
AES Gener SA	2,001,600	1,189,769
Aguas Andinas SA, Series A	1,223,800	821,293
Almendral SA	2,512,600	378,444
Antarchile SA, Series A	115,804	1,815,943
Banco de Chile	49,502,828	7,386,071
Banco de Chile ADR	7,141	631,407
Banco de Credito e Inversiones	56,681	3,651,899
Banco Santander Chile SA	66,707,210	4,609,820
Banmedica SA	484,730	1,057,812
Besalco SA	603,800	1,110,595
Cap SA	86,112	2,968,596
Cencosud SA	886,931	4,840,654
CFR Pharmaceuticals SA	3,523,700	850,258
Cia Cervecerias Unidas SA	110,890	1,613,281
Cia General de Electricidad SA	274,019	1,412,381
Cia Sud Americana de Vapores SA(1)	3,305,599	315,892
Colbun SA(1)	6,289,410	1,754,734
Corpbanca SA	112,088,770	1,466,484
E.CL SA	256,800	627,656
Embotelladora Andina SA, Class B, PFC Shares	278,341	1,758,613
Empresa Nacional de Electricidad SA	2,644,263	4,256,431
Empresas CMPC SA	1,080,020	4,141,405
Empresas Copec SA	445,576	6,391,698
Empresas La Polar SA(1)	940,500	452,902
Enersis SA	10,494,021	3,592,155
ENTEL SA	87,900	1,790,336
Grupo Security SA	1,737,289	631,873
Inversiones Aguas Metropolitanas SA	464,900	864,773
Latam Airlines Group SA	235,695	5,782,769
Latam Airlines Group SA BDR(1)	28,260	688,742
Madeco SA	5,047,652	181,911
Minera Valparaiso SA	12,324	400,853
Parque Arauco SA	639,900	1,461,603
Potasios de Chile SA, Series A	244,730	58,859
Quinenco SA	190,344	541,975

Security	Shares	Value
Ripley Corp. SA	1,068,500	$1,008,207
S.A.C.I. Falabella SA	823,400	8,445,348
Salfacorp SA	716,700	1,692,136
Sigdo Koppers SA	654,331	1,570,721
Sociedad de Inversiones Oro Blanco SA	13,300,000	165,853
Sociedad de Inversiones Pampa Calichera SA, Class A(1)	244,730	425,982
Sociedad Matriz SAAM SA(1)	6,242,812	729,831
Sociedad Quimica y Minera de Chile SA, Series B	94,440	5,472,279
Socovesa SA	1,443,206	758,872
Sonda SA	792,200	2,426,900
Vina Concha y Toro SA	495,122	1,001,244

		$96,629,711

China — 9.7%
Agile Property Holdings, Ltd.	400,000	$451,940
Agricultural Bank of China, Ltd., Class H	7,905,000	3,395,819
Air China, Ltd., Class H	1,068,000	754,609
Aluminum Corp. of China, Ltd., Class H(1)	1,874,000	811,767
Angang Steel Co., Ltd., Class H(1)	892,000	531,423
Anhui Conch Cement Co., Ltd., Class H	501,500	1,722,533
Anta Sports Products, Ltd.	1,021,000	869,100
AsiaInfo-Linkage, Inc.(1)	72,600	726,000
Baidu, Inc. ADR(1)	114,200	12,176,004
Bank of China, Ltd., Class H	18,475,000	7,568,880
Bank of Communications, Ltd., Class H	1,991,900	1,420,165
Beijing Capital International Airport Co., Ltd., Class H	1,064,000	682,665
Beijing Enterprises Holdings, Ltd.	270,500	1,747,086
BYD Co., Ltd., Class H(1)	607,200	1,191,721
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,391,958	0
China Agri-Industries Holdings, Ltd.	1,605,000	1,004,382
China Bluechemical, Ltd., Class H	942,000	595,996
China CITIC Bank Corp., Ltd., Class H	4,367,000	2,218,870
China Coal Energy Co., Class H	1,583,000	1,566,353
China Communications Construction Co., Ltd., Class H	2,057,000	1,925,268
China Communications Services Corp., Ltd., Class H	1,386,000	775,257
China Construction Bank Corp., Class H	21,536,630	16,172,918
China COSCO Holdings Co., Ltd., Class H(1)	1,542,975	761,579
China Dongxiang (Group) Co., Ltd.	2,459,000	306,499
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	389,057
China Everbright International, Ltd.	1,134,000	581,661
China Everbright, Ltd.	384,000	556,733
China High Speed Transmission Equipment Group Co., Ltd.(1)	651,000	222,108
China International Marine Containers Co., Ltd., Class B	482,672	593,517
China Life Insurance Co., Ltd., Class H	2,310,000	6,792,577
China Longyuan Power Group Corp., Class H	1,363,000	885,808
China Mengniu Dairy Co., Ltd.	960,000	2,903,220
China Merchants Bank Co., Ltd., Class H	1,353,024	2,513,954
China Merchants Holdings (International) Co., Ltd.	548,035	1,807,835
China Minsheng Banking Corp, Ltd., Class H	1,873,200	1,698,904
China Mobile, Ltd.	2,672,500	29,625,423
China National Building Material Co., Ltd., Class H	1,216,000	1,539,037
China National Materials Co., Ltd., Class H	681,000	211,190
China Oilfield Services, Ltd., Class H	662,000	1,245,689
China Overseas Land & Investment, Ltd.	1,298,160	3,396,862
China Pacific Insurance (Group) Co., Ltd., Class H	390,600	1,220,353
China Petroleum & Chemical Corp., Class H	6,895,000	7,275,312
China Pharmaceutical Group, Ltd.(1)	1,402,000	407,954

Security	Shares	Value
China Railway Construction Corp., Class H	1,032,000	$1,023,522
China Railway Group, Ltd., Class H	2,159,000	1,097,368
China Resources Enterprise, Ltd.	634,000	2,066,346
China Resources Gas Group, Ltd.	324,000	719,927
China Resources Land, Ltd.	784,000	1,780,447
China Resources Power Holdings Co., Ltd.	931,600	2,001,586
China Shenhua Energy Co., Ltd., Class H	1,386,000	5,872,757
China Shineway Pharmaceutical Group, Ltd.	381,000	603,313
China Shipping Container Lines Co., Ltd., Class H(1)	2,613,000	693,162
China Shipping Development Co., Ltd., Class H	830,000	434,661
China Southern Airlines Co., Ltd., Class H	1,434,000	678,037
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	976,341
China Telecom Corp., Ltd., Class H	8,272,000	4,883,503
China Travel International Investment Hong Kong, Ltd.	4,692,000	904,878
China Unicom (Hong Kong), Ltd.	2,706,372	4,376,796
China Vanke Co., Ltd., Class B	445,120	580,356
China Yurun Food Group, Ltd.(1)	1,776,000	1,295,630
China Zhongwang Holdings, Ltd.(1)	464,000	184,836
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	438,606
Citic Pacific, Ltd.	848,000	1,076,937
CNOOC, Ltd.	6,325,000	13,000,528
Cosco Pacific, Ltd.	868,000	1,267,408
Country Garden Holdings Co.(1)	2,289,631	913,939
Ctrip.com International, Ltd. ADR(1)	252,800	5,058,528
Datang International Power Generation Co., Ltd., Class H	2,154,000	763,797
Dongfeng Motor Group Co., Ltd., Class H	1,696,000	2,097,611
Focus Media Holding, Ltd. ADR	100,000	2,358,000
Global Bio-chem Technology Group Co., Ltd.	2,418,000	279,634
Golden Eagle Retail Group, Ltd.	535,000	1,168,074
Great Wall Motor Co., Ltd., Class H	862,500	2,358,857
Guangdong Investment, Ltd.	1,428,000	1,167,513
Guangzhou Automobile Group Co., Ltd., Class H	1,588,013	1,087,395
Guangzhou R&F Properties Co., Ltd., Class H	362,400	442,934
Harbin Electric Co., Ltd., Class H	688,000	566,266
Hengdeli Holdings, Ltd.	2,438,000	759,307
Hidili Industry International Development, Ltd.	594,000	150,024
Home Inns & Hotels Management, Inc. ADR(1)	50,000	1,472,500
Huaneng Power International, Inc., Class H	2,148,000	1,716,081
Industrial & Commercial Bank of China, Ltd., Class H	19,146,000	12,607,621
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	352,444
Inner Mongolia Yitai Coal Co., Ltd., Class B	247,900	1,345,844
Jiangsu Expressway Co., Ltd., Class H	594,000	510,634
Jiangxi Copper Co., Ltd., Class H	672,000	1,726,599
Kingboard Chemical Holdings, Ltd.	332,000	985,053
Kunlun Energy Co., Ltd.	1,552,000	2,872,887
Lee & Man Paper Manufacturing, Ltd.	1,220,000	637,230
Lenovo Group, Ltd.	2,682,000	2,150,864
Li Ning Co., Ltd.(1)	511,000	270,118
Lianhua Supermarket Holdings Ltd., Class H	104,400	84,259
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,422,000	366,195
Metallurgical Corp. of China, Ltd., Class H(1)	1,156,000	212,511
Mindray Medical International, Ltd. ADR	59,100	2,009,991
NetEase.com, Inc. ADR(1)	30,800	1,663,200
New Oriental Education & Technology Group, Inc. ADR	488,600	8,237,796
Nine Dragons Paper Holdings, Ltd.	786,000	546,780
NWS Holdings, Ltd.	472,500	715,756
Parkson Retail Group, Ltd.	1,056,500	890,830

Security	Shares	Value
PetroChina Co., Ltd., Class H	8,390,000	$11,363,020
PICC Property & Casualty Co., Ltd., Class H	842,000	1,114,683
Ping An Insurance (Group) Co. of China, Ltd., Class H	565,000	4,446,288
Poly Property Group Co., Ltd.(1)	675,000	404,528
Ports Design, Ltd.	249,500	177,221
Renhe Commercial Holdings Co., Ltd.(1)	3,020,000	127,580
Semiconductor Manufacturing International Corp.(1)	16,033,000	626,617
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,882,666
Shanghai Electric Group Co., Ltd., Class H	2,414,000	975,800
Shanghai Industrial Holdings, Ltd.	304,000	972,735
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	784,350	243,089
Shimao Property Holdings, Ltd.	665,000	1,261,318
SINA Corp.(1)	32,100	1,753,623
Sino Biopharmaceutical, Ltd.	2,052,000	819,220
Sino-Ocean Land Holdings, Ltd.	1,295,000	809,328
Sinopec Shanghai Petrochemical Co., Ltd., Class H	854,000	243,650
Sinopharm Group Co., Ltd., Class H	199,600	670,156
Sinotrans Shipping, Ltd.	1,000,000	245,745
Sinotruk Hong Kong, Ltd.	790,500	453,428
Sohu.com, Inc.(1)	38,400	1,458,432
Sound Global, Ltd.	691,000	284,667
Standard Chartered PLC	42,786	1,015,386
Sun Art Retail Group, Ltd.	1,476,000	2,003,061
Suntech Power Holdings Co., Ltd. ADR(1)	494,000	400,140
Swire Pacific, Ltd., Class H	345,000	782,430
Swire Properties, Ltd.	48,300	149,543
Tencent Holdings, Ltd.	410,800	14,481,303
Tingyi (Cayman Islands) Holding Corp.	1,082,000	3,212,498
Tsingtao Brewery Co., Ltd., Class H	254,000	1,370,188
Want Want China Holdings, Ltd.	3,496,000	4,759,518
Weichai Power Co., Ltd., Class H	338,400	1,192,999
Wumart Stores, Inc., Class H	321,000	569,450
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	878,361
Yangzijiang Shipbuilding Holdings, Ltd.	1,550,000	1,143,067
Yantai Changyu Pioneer Wine Co., Ltd., Class B	144,216	730,914
Yanzhou Coal Mining Co., Ltd., Class H	774,000	1,153,743
Zhaojin Mining Industry Co., Ltd., Class H	362,000	608,615
Zhejiang Expressway Co., Ltd., Class H	862,000	628,075
Zhuzhou CSR Times Electric Co., Ltd., Class H	344,000	1,005,834
Zijin Mining Group Co., Ltd., Class H	3,876,000	1,557,527
ZTE Corp., Class H	490,953	688,381

		$298,412,872

Colombia — 1.6%
Almacenes Exito SA	265,790	$5,066,909
Banco Davivienda SA, PFC Shares	41,500	512,020
Banco de Bogota	55,930	1,664,070
Bancolombia SA ADR, PFC Shares	105,200	6,734,904
Bolsa de Valores de Colombia	46,242,700	812,885
Cementos Argos SA	239,340	1,144,589
Cia Colombiana de Inversiones SA	379,570	1,129,324
Corporacion Financiera Colombiana SA	54,754	1,040,220
Ecopetrol SA	2,689,390	8,001,668
Empresa de Energia de Bogota SA	1,459,485	1,043,761
Empresa de Telecommunicaciones de Bogota SA(1)	2,532,380	629,029
Fabricato SA(1)	36,122,860	1,794,543
Grupo Aval Acciones y Valores SA	3,145,485	2,232,345

Security	Shares	Value
Grupo de Inversiones Suramericana	201,270	$3,929,224
Grupo Nutresa SA	307,655	4,114,910
Grupo Odinsa SA	60,098	314,636
Interconexion Electrica SA	657,460	3,560,502
Inversiones Argos SA	260,050	2,972,787
Inversiones Argos SA, PFC Shares	74,195	826,295
ISAGEN SA ESP	1,784,400	2,503,546
Tableros y Maderas de Caldas	177,883,873	971,106

		$50,999,273

Croatia — 0.4%
Adris Grupa DD, PFC Shares	50,044	$2,163,894
Atlantska Plovidba DD(1)	8,567	339,465
Dalekovod DD(1)	26,495	457,108
Ericsson Nikola Tesla	6,040	1,338,320
Hrvatski Telekom DD	150,830	5,321,600
Koncar-Elektroindustrija DD	8,119	856,088
Petrokemija DD(1)	25,975	964,873
Podravka Prehrambena Industrija DD(1)	18,635	836,908
Privredna Banka Zagreb DD	3,177	282,459
Zagrebacka Banka DD	83,995	551,457

		$13,112,172

Czech Republic — 1.5%
CEZ AS	459,160	$16,967,955
Fortuna Entertainment Group NV	90,500	408,065
Komercni Banka AS	66,664	13,641,509
New World Resources PLC, Class A	733,000	3,144,554
Pegas Nonwovens SA	66,614	1,530,842
Philip Morris CR AS	3,213	1,725,379
Telefonica 02 Czech Republic AS	304,004	6,055,567
Unipetrol AS(1)	449,607	3,902,480

		$47,376,351

Egypt — 1.8%
Alexandria Mineral Oils Co.	153,820	$1,962,668
Amer Group Holding(1)	4,390,500	517,691
Arab Cotton Ginning	1,993,380	1,455,351
Citadel Capital Co.(1)	1,887,400	1,246,016
Commercial International Bank	1,310,204	8,136,707
Eastern Tobacco	152,704	2,325,092
Egypt Kuwaiti Holding Co.	1,348,596	1,700,700
Egyptian Financial & Industrial Co.(1)	87,400	162,476
Egyptian Financial Group-Hermes Holding SAE(1)	956,838	1,826,441
Egyptian Resorts Co.(1)	4,721,950	879,734
El Ezz Aldekhela Steel Alexa Co.	4,000	340,485
El Sewedy Cables Holding Co.	159,606	695,014
Ezz Steel	1,117,345	1,866,542
Juhayna Food Industries	2,646,000	2,859,422
Maridive & Oil Services SAE(1)	611,799	685,083
Misr Beni-Suef Cement Co.	46,100	479,364
National Societe General Bank	162,828	1,213,068
Orascom Construction Industries (OCI)	223,138	9,382,773
Orascom Telecom Holding SAE(1)	9,714,866	5,718,765
Orascom Telecom Media and Technology Holding SAE	14,946,609	1,467,533
Oriental Weavers Co.	187,375	738,603
Palm Hills Developments SAE(1)	1,720,500	770,380
Pioneers Holding(1)	552,900	493,855

Security	Shares	Value
Sidi Kerir Petrochemicals Co.	929,400	$2,026,510
Six of October Development & Investment Co.(1)	112,178	411,098
South Valley Cement(1)	1,147,902	930,447
Talaat Moustafa Group(1)	2,538,460	1,983,870
Telecom Egypt	1,061,337	2,398,244

		$54,673,932

Estonia — 0.2%
AS Merko Ehitus(1)	50,618	$382,338
AS Nordecon International(1)	145,374	216,345
AS Olympic Entertainment Group	503,790	1,030,427
AS Tallink Group(1)	3,623,652	3,182,355
AS Tallinna Kaubamaja	137,340	979,199
AS Tallinna Vesi	58,790	701,198

		$6,491,862

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$12,099
CAL Bank, Ltd.	1,298,010	233,467
Ghana Commercial Bank, Ltd.	1,453,841	1,576,667
HFC Bank Ghana, Ltd.	1,235,326	287,544
Produce Buying Co., Ltd.	582,428	52,379
Standard Chartered Bank of Ghana, Ltd.	24,700	692,129

		$2,854,285

Hungary — 1.6%
EGIS Pharmaceuticals PLC	17,902	$1,440,696
FHB Mortgage Bank Rt.(1)	39,750	86,547
Magyar Telekom Rt.	3,239,700	6,011,869
MOL Hungarian Oil & Gas Rt.	160,400	13,953,042
OTP Bank Rt.	880,930	16,788,261
PannErgy PLC(1)	66,310	182,573
Richter Gedeon Rt.	62,700	11,673,709

		$50,136,697

India — 6.5%
ABB, Ltd.	19,900	$272,283
ACC, Ltd.	34,570	880,509
Adani Enterprises, Ltd.	267,400	1,065,243
Adani Ports and Special Economic Zone, Ltd.	525,500	1,223,352
Aditya Birla Nuvo, Ltd.	17,702	298,681
Amtek Auto, Ltd.	152,500	204,314
Asian Paints, Ltd.	20,230	1,447,230
Axis Bank, Ltd.	135,400	2,957,759
Bajaj Auto, Ltd.	53,260	1,790,362
Bank of Baroda	79,760	1,070,949
Bank of India	64,300	328,467
Bharat Forge, Ltd.	63,650	321,404
Bharat Heavy Electricals, Ltd.	473,100	1,965,382
Bharat Petroleum Corp., Ltd.	147,700	928,597
Bharti Airtel, Ltd.	1,529,960	7,657,758
Biocon, Ltd.	51,500	254,205
Cairn India, Ltd.(1)	327,000	2,043,283
Canara Bank, Ltd.	104,600	779,522
Cipla, Ltd.	243,710	1,651,634
Coal India, Ltd.	414,800	2,672,966
Colgate-Palmolive (India), Ltd.	24,900	589,236
Container Corp. of India, Ltd.	25,560	474,317

Security	Shares	Value
Crompton Greaves, Ltd.	213,600	$493,996
Cummins India, Ltd.	49,900	453,439
Dabur India, Ltd.	364,400	841,483
Divi’s Laboratories, Ltd.	46,800	1,044,028
DLF, Ltd.	312,600	1,169,262
Dr. Reddy’s Laboratories, Ltd.	49,620	1,614,040
Educomp Solutions, Ltd.	157,865	429,020
Essar Oil, Ltd.(1)	198,130	230,247
Financial Technologies India, Ltd.	32,600	601,080
GAIL (India), Ltd.	447,750	2,895,527
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	323,095
Glenmark Pharmaceuticals, Ltd.	125,460	996,418
GMR Infrastructure, Ltd.(1)	976,800	362,563
Grasim Industries, Ltd.	8,158	502,172
Gujarat Ambuja Cements, Ltd.	454,500	1,703,973
Gujarat State Petronet, Ltd.	383,800	535,249
GVK Power & Infrastructure, Ltd.(1)	2,796,900	653,491
HCL Technologies, Ltd.	117,100	1,313,491
HDFC Bank, Ltd.	625,920	7,318,446
Hero MotoCorp, Ltd.	47,600	1,652,900
Hindalco Industries, Ltd.	622,210	1,341,406
Hindustan Petroleum Corp., Ltd.	82,600	457,437
Hindustan Unilever, Ltd.	603,700	6,130,383
Hindustan Zinc, Ltd.	148,400	368,734
Housing Development & Infrastructure, Ltd.(1)	602,114	1,065,034
Housing Development Finance Corp., Ltd.	630,000	8,844,686
ICICI Bank, Ltd.	321,470	6,261,273
IDBI Bank, Ltd.	199,900	342,344
Idea Cellular, Ltd.(1)	1,096,700	1,735,058
IDFC, Ltd.	731,000	2,185,652
IFCI, Ltd.	1,227,800	629,460
Indiabulls Financial Services, Ltd.	165,200	759,706
Indiabulls Infrastructure and Power, Ltd.(1)	1,014,800	119,788
Indiabulls Real Estate, Ltd.	344,000	362,973
Indian Hotels Co., Ltd.	164,280	191,292
Indian Oil Corp., Ltd.	186,600	907,760
Infosys, Ltd.	367,200	16,089,592
ITC, Ltd.	1,057,760	5,539,650
IVRCL, Ltd.	511,500	375,260
Jaiprakash Associates, Ltd.	936,400	1,505,535
Jindal Steel & Power, Ltd.	268,600	1,927,989
JSW Steel, Ltd.	78,700	1,072,771
Kotak Mahindra Bank, Ltd.	161,200	1,805,114
Lanco Infratech, Ltd.(1)	2,361,100	521,067
Larsen & Toubro, Ltd.	108,960	3,283,649
LIC Housing Finance, Ltd.	212,000	957,903
Lupin, Ltd.	96,500	1,016,015
Mahindra & Mahindra, Ltd.	177,560	2,906,634
Maruti Suzuki India, Ltd.	47,150	1,255,932
Mphasis, Ltd.	39,900	287,546
Nestle India, Ltd.	9,530	831,848
Nicholas Piramal India, Ltd.	76,807	705,432
NTPC, Ltd.	1,727,900	5,307,209
Oil & Natural Gas Corp., Ltd.	1,144,980	5,698,136
Oracle Financial Service Software, Ltd.(1)	16,500	889,448
Power Grid Corporation of India, Ltd.	1,608,400	3,406,516
Ranbaxy Laboratories, Ltd.(1)	116,460	1,133,573

Security	Shares	Value
Reliance Capital, Ltd.	153,735	$1,083,897
Reliance Communications, Ltd.	1,199,360	1,195,383
Reliance Industries, Ltd.	853,138	12,721,909
Reliance Infrastructure, Ltd.	211,400	1,829,035
Reliance Power, Ltd.(1)	998,050	1,704,782
Satyam Computer Services, Ltd.(1)	646,950	1,312,451
Sesa Goa, Ltd.	281,200	889,426
Shree Renuka Sugars, Ltd.	777,100	452,518
Siemens India, Ltd.	47,180	600,217
State Bank of India	64,500	2,511,986
State Bank of India GDR	9,600	793,238
Steel Authority of India, Ltd.	646,200	960,918
Sterlite Industries (India), Ltd.	556,020	1,025,349
Sun Pharmaceuticals Industries, Ltd.	297,700	3,839,249
Sun TV Network, Ltd.	147,473	896,967
Suzlon Energy, Ltd.(1)	1,134,050	330,424
Tata Communications, Ltd.	65,700	296,389
Tata Consultancy Services, Ltd.	315,800	7,707,199
Tata Motors, Ltd.	615,650	2,925,271
Tata Power Co., Ltd.	1,003,900	1,963,556
Tata Steel, Ltd.	196,896	1,424,362
Tata Tea, Ltd.	279,500	771,434
Tata Teleservices Maharashtra, Ltd.(1)	791,600	158,269
Titan Industries, Ltd.	178,000	847,367
Torrent Power, Ltd.	44,700	127,201
UltraTech Cement, Ltd.	31,400	1,161,521
Unitech, Ltd.(1)	1,726,100	736,998
United Phosphorus, Ltd.	103,100	217,452
United Spirits, Ltd.	54,500	1,192,816
Voltas, Ltd.	296,300	606,805
Wipro, Ltd.	354,533	2,285,308
Yes Bank, Ltd.	148,900	1,136,175
Zee Entertainment Enterprises, Ltd.	373,114	1,307,826

		$201,244,876

Indonesia — 3.2%
Adaro Energy Tbk PT	18,885,500	$2,678,358
AKR Corporindo Tbk PT	4,604,500	2,121,333
Aneka Tambang Tbk PT	2,434,000	322,934
Astra Argo Lestari Tbk PT	321,000	697,441
Astra International Tbk PT	12,542,000	10,468,996
Bakrie Sumatera Plantations Tbk PT	29,603,500	364,932
Bakrieland Development Tbk PT(1)	27,657,500	186,082
Bank Central Asia Tbk PT	10,017,000	8,525,052
Bank Danamon Indonesia Tbk PT	2,004,803	1,270,928
Bank Mandiri Tbk PT	5,614,000	4,795,928
Bank Negara Indonesia Persero Tbk PT	5,118,000	2,042,151
Bank Pan Indonesia Tbk PT(1)	4,945,000	374,281
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,325,500	378,831
Bank Rakyat Indonesia Tbk PT	6,448,000	4,941,154
Bank Tabungan Negara Tbk PT	3,180,000	500,498
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	76,977
Bumi Resources Tbk PT	17,827,500	1,216,880
Bumi Serpong Damai Tbk PT	7,109,000	911,031
Charoen Pokphand Indonesia Tbk PT	6,907,500	2,236,553
Delta Dunia Makmur Tbk PT(1)	9,252,500	168,526
Energi Mega Persada Tbk PT(1)	64,369,200	605,502

Security	Shares	Value
Gudang Garam Tbk PT	394,000	$2,009,146
Harum Energy Tbk PT	678,000	379,162
Holcim Indonesia Tbk PT	1,578,500	532,647
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	103,850
Indo Tambangraya Megah Tbk PT	431,500	1,817,053
Indocement Tunggal Prakarsa Tbk PT	1,935,500	4,296,057
Indofood Sukses Makmur Tbk PT	3,887,500	2,300,189
Indosat Tbk PT	1,134,000	765,117
Jasa Marga Tbk PT	2,684,500	1,616,632
Kalbe Farma Tbk PT	21,877,500	2,204,022
Lippo Karawaci Tbk PT	14,409,000	1,390,490
Matahari Putra Prima Tbk PT	2,293,000	359,734
Medco Energi Internasional Tbk PT	2,095,000	343,334
Pembangunan Perumahan Persero Tbk PT	3,826,000	305,225
Perusahaan Gas Negara Tbk PT	12,057,000	5,815,163
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,787,500	671,669
Semen Gresik (Persero) Tbk PT	3,168,000	4,897,805
Surya Semesta Internusa Tbk PT	3,923,500	479,784
Tambang Batubara Bukit Asam Tbk PT	888,500	1,473,547
Telekomunikasi Indonesia Tbk PT	10,950,000	11,121,462
Tower Bersama Infrastructure Tbk PT(1)	831,500	431,887
Trada Maritime Tbk PT(1)	7,567,500	745,900
Unilever Indonesia Tbk PT	868,300	2,348,428
United Tractors Tbk PT	2,345,083	5,120,488
Vale Indonesia Tbk PT	2,399,000	669,528
XL Axiata Tbk PT	2,085,000	1,483,235

		$98,565,922

Jordan — 0.8%
Arab Bank PLC	1,098,735	$10,953,425
Arab Potash Co. PLC	45,065	3,024,792
Bank of Jordan	123,610	356,112
Capital Bank of Jordan(1)	210,413	324,032
Jordan Ahli Bank	343,315	624,383
Jordan Petroleum Refinery(1)	217,010	1,801,337
Jordan Phosphate Mines	87,138	1,623,797
Jordan Steel	378,281	751,633
Jordan Telecom Corp.	227,830	1,707,908
Jordanian Electric Power Co.	375,907	1,707,259
Royal Jordanian Airlines(1)	150,000	127,559
Taameer Jordan Holdings PSC(1)	1,228,805	312,418
United Arab Investors(1)	1,061,925	60,947

		$23,375,602

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	843,900	$4,473,576
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	668,700	4,754,709
Kazakhmys PLC	493,000	5,656,297
Kazkommertsbank JSC GDR(1)(3)	48,600	107,141
KazMunaiGas Exploration Production GDR(3)	378,900	6,734,816
Zhaikmunai, LP GDR(3)	178,600	1,911,878

		$23,638,417

Kenya — 0.9%
Athi River Mining, Ltd.	78,100	$211,201
Bamburi Cement Co., Ltd.	546,000	1,141,783
Barclays Bank of Kenya, Ltd.	8,931,260	1,657,602
Co-operative Bank of Kenya, Ltd. (The)	9,284,400	1,377,301

Security	Shares	Value
East African Breweries, Ltd.	2,526,280	$7,146,725
Equity Bank, Ltd.	12,613,200	3,592,600
KenolKobil, Ltd.	4,090,000	698,989
Kenya Airways, Ltd.	1,264,800	183,431
Kenya Commercial Bank, Ltd.	11,014,620	3,884,615
Kenya Electricity Generating Co., Ltd.	2,321,100	249,659
Kenya Power & Lighting, Ltd.	9,484,354	2,065,935
Mumias Sugar Co., Ltd.	3,844,600	273,290
Nation Media Group, Ltd.	339,320	901,127
Safaricom, Ltd.	89,616,572	4,635,008
Standard Chartered Bank Kenya, Ltd.	149,188	402,473

		$28,421,739

Kuwait — 1.6%
Aerated Concrete Industries Co.	218,790	$189,383
Agility Public Warehousing Co. KSC	1,475,000	2,589,732
Ahli United Bank	275,625	832,469
Al Ahli Bank of Kuwait KSC	477,500	1,044,319
Al Safat Energy Holding Co. KSCC(1)	1,880,000	320,382
Al Safwa Group Holding Co. KSC(1)(2)	8,080,000	298,834
Al-Qurain Petrochemicals Co.	1,904,073	1,245,570
Boubyan Petrochemicals Co.	1,420,000	2,828,991
Burgan Bank SAK	878,792	1,591,407
Combined Group Contracting Co.	73,205	362,896
Commercial Bank of Kuwait SAK(1)	365,000	866,384
Commercial Real Estate Co. KSCC	2,186,862	575,926
Gulf Bank(1)	1,542,750	2,244,635
Gulf Cable and Electrical Industries Co.	245,000	940,850
Kuwait Cement Co.	84,000	122,651
Kuwait Finance House KSC	1,628,388	4,336,226
Kuwait Foods Co. (Americana)	307,500	1,757,451
Kuwait International Bank	1,224,000	1,174,021
Kuwait Pipes Industries & Oil Services Co.(1)	1,188,500	463,959
Kuwait Portland Cement Co.	255,000	842,397
Kuwait Projects Co. Holdings KSC	1,045,651	1,450,342
Kuwait Real Estate Co.(1)	2,360,000	406,202
Mabanee Co. SAKC	772,593	3,143,327
Mena Holding Group(1)(2)	198,000	0
Mobile Telecommunications Co.	3,165,000	8,316,139
National Bank of Kuwait SAK	2,262,893	7,702,238
National Industries Group Holding(1)	3,862,500	2,825,270
National Investment Co.(1)	970,000	400,035
National Ranges Co.(1)	7,920,000	533,333
Sultan Center Food Products Co.(1)	1,320,000	485,119

		$49,890,488

Latvia — 0.0%(4)
Grindeks(1)	42,000	$334,368
Latvian Shipping Co.(1)	405,000	180,205

		$514,573

Lebanon — 0.2%
Solidere	88,066	$1,085,223
Solidere GDR(3)	320,943	4,014,869

		$5,100,092

Security	Shares	Value
Lithuania — 0.1%
Apranga PVA	278,536	$775,864
Klaipedos Nafta PVA	1,345,900	654,274
Lesto AB	62,755	49,641
Pieno Zvaigzdes	63,600	149,116
Rokiskio Suris	69,800	122,866
Siauliu Bankas(1)	760,297	237,650

		$1,989,411

Malaysia — 3.2%
Aeon Co. (M) Bhd	165,300	$676,763
Airasia Bhd	1,228,200	1,219,024
Alliance Financial Group Bhd	560,300	747,470
AMMB Holdings Bhd	638,000	1,333,994
Axiata Group Bhd	1,600,850	3,426,300
Batu Kawan Bhd	175,500	1,034,421
Berjaya Corp. Bhd	2,289,600	480,117
Berjaya Sports Toto Bhd	479,914	699,312
Boustead Holdings Bhd	596,210	979,577
British American Tobacco Malaysia Bhd	93,800	1,943,881
Bursa Malaysia Bhd	344,900	713,022
CIMB Group Holdings Bhd	1,376,000	3,438,848
Dialog Group Bhd	2,063,673	1,622,508
Digi.com Bhd	1,672,000	2,909,139
Gamuda Bhd	2,269,300	2,683,549
Genting Bhd	1,293,100	3,747,058
Genting Plantations Bhd	261,700	770,410
Hong Leong Bank Bhd	307,200	1,479,038
Hong Leong Financial Group Bhd	208,700	882,127
IGB Corp. Bhd	856,200	683,913
IJM Corp. Bhd	1,296,790	2,128,380
IOI Corp. Bhd	1,776,018	2,944,267
KLCC Property Holdings Bhd	399,100	777,446
KNM Group Bhd(1)	2,349,750	411,461
Kuala Lumpur Kepong Bhd	284,000	1,994,171
Kulim (Malaysia) Bhd	860,000	1,412,040
Lafarge Malayan Cement Bhd	527,350	1,687,586
Lion Industries Corp. Bhd	540,300	187,690
Malayan Banking Bhd	1,200,787	3,552,217
Malaysia Airports Holdings Bhd	170,800	325,587
Malaysia Marine and Heavy Engineering Holdings Bhd	557,500	881,764
Malaysian Resources Corp. Bhd	1,423,500	818,945
Maxis Bhd	1,354,100	3,091,826
Media Prima Bhd	575,000	429,831
MISC Bhd	482,400	670,042
MMC Corp. Bhd	868,200	741,183
Mudajaya Group Bhd	510,600	446,751
Multi-Purpose Holdings Bhd	940,340	1,118,757
Parkson Holdings Bhd	453,978	721,475
Petronas Chemicals Group Bhd	3,324,500	7,081,137
Petronas Dagangan Bhd	434,900	3,147,484
Petronas Gas Bhd	219,400	1,409,177
PPB Group Bhd	404,100	1,783,471
Public Bank Bhd	617,020	3,215,730
Resorts World Bhd	1,885,300	2,218,258
RHB Capital Bhd	356,200	875,452
Sapurakencana Petroleum Bhd(1)	4,097,368	3,366,473

Security	Shares	Value
Shell Refining Co. Bhd	36,900	$106,500
Sime Darby Bhd	2,458,339	7,885,832
Supermax Corp. Bhd	650,400	430,403
TA Enterprise Bhd	1,323,000	220,962
Tan Chong Motor Holdings Bhd	265,900	386,357
Telekom Malaysia Bhd	793,200	1,555,088
Tenaga Nasional Bhd	1,272,425	2,894,898
Top Glove Corp. Bhd	327,100	573,688
UEM Land Holdings Bhd(1)	1,095,050	758,634
UMW Holdings Bhd	213,000	694,160
Unisem (M) Bhd	483,600	161,129
Wah Seong Corp. Bhd	435,726	249,848
WCT Bhd	676,000	611,272
YTL Corp. Bhd	2,325,365	1,332,186
YTL Power International Bhd	1,793,521	957,899

		$97,727,928

Mauritius — 0.4%
CIM Financial Services, Ltd.(1)	1,698,300	$291,766
Ireland Blyth, Ltd.	31,600	79,367
LUX Island Resorts, Ltd.(1)	842,920	417,396
Mauritius Commercial Bank	1,228,500	6,409,111
New Mauritius Hotels, Ltd.	1,392,850	2,409,325
Rogers & Co., Ltd.	62,900	311,620
State Bank of Mauritius, Ltd.	937,000	2,431,467
Sun Resorts, Ltd.	376,999	335,844
Terra Mauricia, Ltd.	245,600	310,433
United Basalt Products, Ltd.	43,200	137,148
United Docks, Ltd.(1)	27,400	64,399

		$13,197,876

Mexico — 6.2%
Alfa SAB de CV, Series A	5,905,000	$10,850,336
America Movil SAB de CV ADR, Series L	360,000	9,104,400
America Movil SAB de CV, Series L	27,123,050	34,406,130
Bolsa Mexicana de Valores SAB de CV	1,355,700	3,002,543
Cemex SAB de CV ADR(1)	221,672	2,003,915
Cemex SAB de CV, Series CPO(1)	9,713,291	8,805,313
Coca-Cola Femsa SA de CV, Series L	129,100	1,655,406
Compartamos SAB de CV	2,467,000	3,325,382
Controladora Comercial Mexicana SA de CV	260,300	733,150
Corporacion GEO SAB de CV, Series B(1)	391,700	470,255
Desarrolladora Homex SAB de CV(1)	249,950	553,387
Embotelladoras Arca SAB de CV	328,414	2,382,720
Empresas ICA SAB de CV(1)	1,678,500	3,627,734
Fomento Economico Mexicano SA de CV ADR	11,300	1,023,893
Fomento Economico Mexicano SAB de CV, Series UBD	1,319,000	11,876,440
Genomma Lab Internacional SA de CV(1)	539,800	1,080,095
Grupo Aeroportuario del Pacifico SAB de CV, Class B	372,500	1,794,509
Grupo Aeroportuario del Sureste SAB de CV, Class B	134,200	1,296,802
Grupo Bimbo SA de CV, Series A	1,676,000	3,900,085
Grupo Carso SA de CV, Series A1	895,800	3,242,777
Grupo Elektra SA de CV	45,300	1,874,411
Grupo Financiero Banorte SAB de CV, Class O	2,997,400	16,664,940
Grupo Financiero Inbursa SAB de CV, Class O	4,694,900	12,477,663
Grupo Mexico SAB de CV, Series B	3,881,679	12,450,780
Grupo Modelo SA de CV, Series C	467,500	4,120,169

Security	Shares	Value
Grupo Simec SA de CV, Series B(1)	92,000	$369,574
Grupo Televisa SA ADR	30,800	696,080
Grupo Televisa SAB, Series CPO	1,487,900	6,753,161
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,582,110
Industrias CH SAB de CV, Series B(1)	100,700	584,405
Industrias Penoles SA de CV	130,900	6,547,999
Inmuebles Carso SAB de CV(1)	714,800	555,179
Kimberly-Clark de Mexico SAB de CV, Class A	1,089,600	2,641,202
Mexichem SAB de CV	769,716	3,815,073
Minera Frisco SAB de CV(1)	714,800	2,827,756
Organizacion Soriana SAB de CV, Class B	120,000	403,238
Promotora y Operadora de Infraestructura SAB de CV(1)	77,700	403,513
TV Azteca SAB de CV, Series CPO	625,000	392,833
Urbi Desarrollos Urbanos SAB de CV(1)	904,500	566,435
Wal-Mart de Mexico SAB de CV, Series V	3,701,900	10,893,097

		$191,754,890

Morocco — 1.6%
Alliances Developpement Immobilier SA	33,300	$2,239,777
Attijariwafa Bank	255,700	9,631,081
Banque Centrale Populaire	134,460	3,099,012
Banque Marocaine du Commerce Exterieur (BMCE)	186,017	3,857,889
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	277,791
Centrale Laitiere	850	141,566
Ciments du Maroc	14,060	1,281,258
Compagnie Generale Immobiliere	11,200	1,066,695
Cosumar Compagnie Sucriere Marocaine et de Raffinage	2,930	541,430
Credit Immobilier et Hotelier	6,440	162,210
Delta Holding SA	155,800	674,194
Douja Promotion Groupe Addoha SA	623,134	4,505,370
Holcim Maroc SA	6,574	1,336,905
Label Vie(1)	2,100	336,795
Lafarge Ciments	17,410	2,728,255
Managem	15,462	2,848,967
Maroc Telecom	885,524	11,144,169
Samir(1)	15,717	659,507
Societe des Brasseries du Maroc	1,590	356,125
SONASID (Societe Nationale de Siderurgie)(1)	4,267	582,866
Wafa Assurance	3,090	1,146,453

		$48,618,315

Nigeria — 0.9%
Access Bank PLC	19,423,730	$1,103,739
Ashaka Cement PLC	2,154,293	249,244
Dangote Cement PLC	2,333,650	1,784,167
Dangote Flour Mills PLC	2,810,000	146,599
Dangote Sugar Refinery PLC	5,767,032	200,348
Diamond Bank PLC(1)	16,654,000	432,153
Ecobank Transnational, Inc.	9,578,418	728,011
Fidelity Bank PLC	22,430,824	293,013
First Bank of Nigeria PLC	32,229,046	3,324,484
First City Monument Bank PLC(1)	22,646,859	487,878
Flour Mills of Nigeria PLC	660,000	279,400
Guaranty Trust Bank PLC	30,623,074	3,841,466
Guiness Nigeria PLC	924,075	1,548,366

Security	Shares	Value
Lafarge Cement WAPCO Nigeria PLC	2,336,900	$833,981
Nestle Nigeria PLC	433,960	1,863,767
Nigerian Breweries PLC	4,353,805	3,267,932
Oando PLC(1)	5,236,498	363,875
PZ Cussons Nigeria PLC	1,481,250	245,048
Skye Bank PLC	16,027,300	417,551
UAC of Nigeria PLC	5,505,741	1,403,282
Unilever Nigeria PLC	2,757,800	735,893
United Bank for Africa PLC(1)	38,584,810	1,125,165
Zenith Bank PLC	33,601,962	3,850,315

		$28,525,677

Oman — 0.8%
Bank Dhofar SAOG	1,048,956	$974,938
Bank Muscat SAOG	4,050,336	5,758,662
Bank Sohar	3,521,659	1,333,154
Dhofar International Development & Investment Holding Co.	275,832	249,197
Galfar Engineering & Contracting SAOG	742,096	732,607
National Bank of Oman, Ltd.	420,055	299,214
Oman Cables Industry SAOG	93,600	232,692
Oman Cement Co. SAOG	741,260	1,251,873
Oman Flour Mills Co., Ltd. SAOG	561,100	667,613
Oman International Bank SAOG	1,709,435	962,461
Oman National Investment Corp. Holdings	272,868	191,331
Oman Telecommunications Co.	1,093,071	4,119,237
Omani Qatari Telecommunications Co. SAOG	1,418,700	1,792,916
Ominvest	787,993	702,963
Raysut Cement Co. SAOG	551,509	2,033,620
Renaissance Holdings Co.(1)	1,473,223	2,093,561
Shell Oman Marketing Co.	34,398	213,216

		$23,609,255

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	221,155	$148,228
Arif Habib Co., Ltd.	549,582	138,418
Azgard Nine, Ltd.(1)	1,954,200	141,831
Bank Alfalah, Ltd.	4,021,538	633,127
D.G. Khan Cement Co., Ltd.	1,053,232	582,590
Engro Corp., Ltd.	1,080,287	1,040,763
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	486,043
Fauji Fertilizer Co., Ltd.	1,905,410	2,289,154
Habib Bank, Ltd.	462,825	509,968
Hub Power Co., Ltd.	4,969,800	2,383,553
Jahangir Siddiqui & Co., Ltd.(1)	2,323,700	351,587
Kot Addu Power Co., Ltd.	523,900	253,908
Lucky Cement, Ltd.	878,300	1,311,650
Millat Tractors, Ltd.	134,000	714,232
Muslim Commercial Bank, Ltd.	1,302,845	2,575,639
National Bank of Pakistan	2,107,861	998,914
Nishat Mills, Ltd.	1,798,810	1,122,861
Oil & Gas Development Co., Ltd.	1,740,891	3,314,087
Pakistan Oil Fields, Ltd.	289,300	1,239,435
Pakistan Petroleum, Ltd.	1,130,098	2,039,317
Pakistan State Oil Co., Ltd.	367,440	807,024
Pakistan Telecommunication Co., Ltd.(1)	4,810,200	850,984

Security	Shares	Value
SUI Northern Gas Pipelines, Ltd.	641,550	$152,335
United Bank, Ltd.	775,745	610,588

		$24,696,236

Peru — 1.5%
Alicorp SA	1,953,300	$5,539,940
Banco Continental SA	279,280	700,490
Casa Grande SAA	99,420	555,892
Cia de Minas Buenaventura SA ADR	255,680	9,143,117
Cia Minera Milpo SA	567,882	745,051
Credicorp, Ltd.	5,890	756,276
Credicorp, Ltd. ADR	67,194	8,690,872
Edegel SA	1,592,100	1,290,145
Edelnor SA	108,248	183,372
Energia del Sur SA	44,784	354,263
Ferreyros SA	1,229,939	1,020,401
Grana y Montero SA	1,075,512	3,730,987
Intergroup Financial Services Corp.	39,300	1,257,600
Luz del Sur SAA	211,550	675,915
Minsur SA	1,239,459	1,123,955
Sociedad Minera Cerro Verde SAA(1)	35,821	1,479,407
Southern Copper Corp.	204,427	7,788,669
Volcan Cia Minera SA, Class B	1,966,295	1,919,632

		$46,955,984

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,225,857
Aboitiz Power Corp.	1,176,200	944,725
Alliance Global Group, Inc.	4,540,000	1,637,202
Ayala Corp.	192,195	2,063,120
Ayala Land, Inc.	3,951,800	2,258,715
Ayala Land, Inc., PFC Shares(2)	3,951,800	9,593
Bank of the Philippine Islands	1,032,451	2,027,607
BDO Unibank, Inc.(1)	1,274,481	1,977,573
DMCI Holdings, Inc.	1,733,600	2,270,232
Energy Development Corp.	6,100,000	987,656
Filinvest Land, Inc.	14,494,000	513,029
First Gen Corp.(1)	1,768,322	958,897
First Philippine Holdings Corp.	228,500	478,986
Globe Telecom, Inc.	18,040	498,557
Holcim Philippines, Inc.	1,492,000	485,409
International Container Terminal Services, Inc.	530,100	912,550
JG Summit Holding, Inc.	4,019,900	3,216,922
Jollibee Foods Corp.	573,300	1,471,037
Lopez Holdings Corp.	4,600,000	608,279
Manila Electric Co.	271,300	1,837,592
Manila Water Co.	254,600	179,158
Megaworld Corp.	12,596,000	747,350
Metropolitan Bank & Trust Co.	642,455	1,481,400
Philex Mining Corp.	5,579,225	2,028,814
Philex Petroleum Corp.(1)	283,500	175,285
Philippine Long Distance Telephone Co.	47,220	3,030,539
Robinsons Land Corp.	2,417,100	1,114,560
San Miguel Corp.	716,000	1,894,226
Semirara Mining Corp.	163,100	866,644

Security	Shares	Value
SM Investments Corp.	187,238	$3,646,989
SM Prime Holdings, Inc.	5,515,999	1,938,649
Universal Robina Corp.	809,600	1,411,880
Vista Land & Lifescapes, Inc.	3,675,000	427,883

		$48,326,915

Poland — 3.0%
Agora SA	134,330	$357,538
AmRest Holdings SE(1)	7,766	191,568
Asseco Poland SA	271,026	3,395,947
Bank Handlowy w Warszawie SA	41,870	1,221,847
Bank Millennium SA(1)	419,685	555,981
Bank Pekao SA	135,238	6,496,284
Bioton SA(1)	29,625,600	835,138
Boryszew SA(1)	4,431,900	735,722
BRE Bank SA(1)	18,304	1,729,631
Budimex SA	25,400	431,344
Cinema City International NV(1)	71,200	682,313
Cyfrowy Polsat SA(1)	978,528	4,439,803
Enea SA	169,600	819,454
Eurocash SA	447,500	5,490,834
Getin Noble Bank SA(1)	1,134,886	592,982
Getin Holding SA(1)	378,250	272,885
Globe Trade Centre SA(1)	367,890	948,028
Grupa Kety SA	9,600	388,905
Grupa Lotos SA(1)	124,953	1,320,283
ING Bank Slaski SA(1)	26,850	732,683
Jastrzebska Spolka Weglowa SA	15,100	411,495
Kernel Holding SA(1)	97,900	2,046,706
KGHM Polska Miedz SA	174,080	8,772,752
KOPEX SA(1)	82,600	501,685
LPP SA	1,511	1,867,767
Lubelski Wegiel Bogdanka SA	45,700	1,720,731
Netia SA(1)	687,554	1,251,467
NG2 SA	19,400	356,777
Orbis SA	30,000	334,761
Polimex-Mostostal SA(1)	3,081,072	542,839
Polish Oil & Gas(1)	2,349,400	2,910,455
Polska Grupa Energetyczna SA	1,188,600	6,449,318
Polski Koncern Naftowy Orlen SA(1)	395,500	5,420,589
Powszechna Kasa Oszczednosci Bank Polski SA	898,710	10,046,189
Powszechny Zaklad Ubezpieczen SA	67,500	7,895,908
Rovese SA(1)	334,550	251,954
Synthos SA	192,100	320,336
Tauron Polska Energia SA	2,155,000	2,980,447
Telekomunikacja Polska SA	1,329,450	5,041,409
TVN SA	832,820	1,825,688
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,900	109,663
Zaklady Azotowe Pulawy SA	8,500	318,121

		$93,016,227

Qatar — 1.6%
Aamal Co. QSC(1)	153,573	$659,672
Barwa Bank(1)(2)	82,170	145,091
Barwa Real Estate Co.	152,593	1,208,901
Commercial Bank of Qatar	96,167	1,898,013

Security	Shares	Value
Doha Bank, Ltd.	80,796	$1,212,055
Gulf International Services QSC	180,725	1,492,386
Industries Qatar	253,245	10,564,124
Masraf Al Rayan	551,850	4,002,285
Qatar Electricity & Water Co.	70,280	2,568,460
Qatar Fuel	16,532	1,268,914
Qatar Gas Transport Co., Ltd. (NAKILAT)	554,440	2,358,845
Qatar Insurance Co.	22,362	423,243
Qatar International Islamic Bank	45,943	661,632
Qatar Islamic Bank	82,987	1,747,674
Qatar National Bank	260,074	9,558,333
Qatar National Cement Co.	11,550	323,547
Qatar National Navigation	80,321	1,418,816
Qatar Telecom QSC	142,360	4,126,714
United Development Co.(1)	112,224	550,053
Vodafone Qatar(1)	1,007,110	2,486,505

		$48,675,263

Romania — 0.5%
Banca Transilvania(1)	9,759,951	$3,311,140
Biofarm Bucuresti	8,351,488	475,877
BRD-Group Societe Generale	3,332,560	7,441,465
OMV Petrom SA	45,153,300	5,269,481
Transelectrica SA	134,000	445,971
TRANSGAZ SA Medias	2,700	144,832

		$17,088,766

Russia — 6.0%
Aeroflot-Russian Airlines	229,000	$291,339
AvtoVAZ(1)	263,394	112,464
CTC Media, Inc.	303,467	2,546,088
Evraz PLC	301,405	1,150,032
Federal Grid Co. Unified Energy System JSC(1)	514,081,382	3,352,325
Federal Hydrogenerating Co. JSC	113,865,487	2,797,333
Federal Hydrogenerating Co. JSC ADR	348,000	829,054
IDGC Holding JSC(1)	32,990,200	1,951,238
LSR Group GDR(3)	186,400	901,395
LUKOIL OAO ADR	301,377	18,290,056
Magnit OJSC	9,600	1,365,261
Magnit OJSC GDR	199,200	7,092,567
Magnitogorsk Iron & Steel Works GDR(1)(3)	105,708	458,919
Mail.ru Group, Ltd. GDR(3)	80,300	2,683,597
Mechel ADR	251,500	1,597,025
MMC Norilsk Nickel	2,386	367,212
MMC Norilsk Nickel ADR	5,076	77,866
MMC Norilsk Nickel GDR	388,124	5,965,670
Mobile TeleSystems OJSC	1,425,028	10,487,697
Mosenergo	8,811,603	388,098
NovaTek OAO GDR(3)	47,416	5,428,840
Novolipetsk Steel GDR(3)	57,736	1,092,653
OAO Gazprom	73,400	339,088
OAO Gazprom ADR	2,953,454	27,122,625
OAO Inter Rao Ues(1)	2,738,091,300	2,209,640
OAO TMK GDR(1)(3)	64,757	961,654
PIK Group GDR(1)(3)	166,400	361,166
Rosneft Oil Co. GDR(1)(3)	867,350	6,439,637

Security	Shares	Value
Rostelecom	886,100	$3,491,997
Rostelecom ADR	30,400	688,560
RusHydro OJSC(1)	5,150,925	168,719
Sberbank of Russia	7,545,888	22,089,795
Sberbank of Russia ADR	533,300	6,306,509
Severstal OAO GDR(3)	119,745	1,454,283
Sistema JSFC	2,082,200	1,550,708
Sistema JSFC GDR(3)	41,430	762,834
SOLLERS(1)	24,262	534,603
Surgutneftegas OJSC ADR	529,603	4,634,491
Surgutneftegas OJSC ADR, PFC Shares	4,716,400	2,918,527
Tatneft ADR	130,166	5,061,521
TGK-2(1)	13,779,634	937
Transneft, PFC Shares	847	1,696,010
United Co. RUSAL PLC(1)	744,000	406,808
Uralkali OJSC GDR(3)	146,325	5,752,362
VimpelCom, Ltd. ADR	528,684	5,826,098
VTB Bank OJSC GDR(3)	1,736,170	6,012,605
X5 Retail Group NV GDR(1)(3)	279,794	5,324,285
Yandex NV, Class A(1)	155,500	3,620,040

		$184,962,231

Slovenia — 0.4%
Gorenje DD	37,265	$210,435
KRKA DD	95,005	5,893,712
Luka Koper(1)	35,250	346,051
Mercator Poslovni Sistem	8,415	1,239,892
Nova Kreditna Banka Maribor(1)	123,892	210,134
Petrol	4,694	1,307,898
Reinsurance Co. Sava, Ltd.(1)	19,485	183,432
Sava DD(1)	4,180	32,548
Telekom Slovenije DD	17,842	1,816,935
Zavarovalnica Triglav DD	81,339	1,657,001

		$12,898,038

South Africa — 6.7%
ABSA Group, Ltd.	200,350	$3,212,196
Adcock Ingram Holdings, Ltd.	93,500	624,908
AECI, Ltd.	31,830	270,441
African Bank Investments, Ltd.	558,614	1,890,150
African Rainbow Minerals, Ltd.	54,400	1,140,673
Allied Electronics Corp., Ltd., PFC Shares	186,200	461,238
Anglo Platinum, Ltd.	33,280	1,547,168
AngloGold Ashanti, Ltd.	211,971	7,161,509
Aquarius Platinum, Ltd.	173,100	104,987
Arcelormittal South Africa, Ltd.(1)	50,577	194,981
Arrowhead Properties, Ltd., Class A	39,781	29,262
Arrowhead Properties, Ltd., Class B	39,781	26,147
Aspen Pharmacare Holdings, Ltd.	194,231	3,544,659
Aveng, Ltd.	536,790	1,921,296
AVI, Ltd.	206,400	1,360,973
Barloworld, Ltd.	417,620	3,384,233
Bidvest Group, Ltd.	423,296	10,103,611
Capital Property Fund	839,464	965,471
Capitec Bank Holdings, Ltd.	11,100	244,370
Clicks Group, Ltd.	147,300	1,016,211

Security	Shares	Value
DataTec, Ltd.	140,700	$872,798
Discovery Holdings, Ltd.	250,145	1,600,423
FirstRand, Ltd.	1,624,950	5,400,687
Foschini, Ltd.	129,700	1,883,091
Gold Fields, Ltd.	412,077	5,119,652
Grindrod, Ltd.	340,300	584,130
Group Five, Ltd.	81,460	230,857
Growthpoint Properties, Ltd.	605,700	1,651,342
Harmony Gold Mining Co., Ltd.	211,510	1,732,885
Hyprop Investments, Ltd.	67,500	522,159
Illovo Sugar, Ltd.	87,400	319,142
Impala Platinum Holdings, Ltd.	307,098	5,536,794
Imperial Holdings, Ltd.	125,080	2,842,923
Investec, Ltd.	111,500	657,412
JD Group, Ltd.	58,290	311,674
JSE, Ltd.	42,700	346,610
Kumba Iron Ore, Ltd.	42,860	2,680,659
Kumba Resources, Ltd.	99,110	1,981,832
Lewis Group, Ltd.	32,500	259,113
Liberty Holdings, Ltd.	99,900	1,158,381
Life Healthcare Group Holdings, Ltd.	563,800	2,132,389
Massmart Holdings, Ltd.	55,550	1,117,427
Mediclinic International, Ltd.	192,820	1,047,190
MMI Holdings, Ltd.	654,096	1,578,252
Mondi, Ltd.	91,130	986,251
Mr. Price Group, Ltd.	118,100	1,826,101
MTN Group, Ltd.	2,034,340	36,759,420
Murray & Roberts Holdings, Ltd.(1)	515,450	1,340,058
Nampak, Ltd.	271,938	906,895
Naspers, Ltd., Class N	216,842	14,080,779
Nedbank Group, Ltd.	129,330	2,666,774
Netcare, Ltd.	582,550	1,209,114
Northam Platinum, Ltd.	106,038	397,810
Pick’n Pay Stores, Ltd.	180,470	884,447
PPC, Ltd.	225,427	752,621
Raubex Group, Ltd.	93,000	176,894
Redefine Properties, Ltd.	1,527,800	1,585,343
Remgro, Ltd.	253,900	4,349,541
Reunert, Ltd.	249,860	2,200,388
RMB Holdings, Ltd.	374,000	1,643,107
RMI Holdings	483,800	1,262,459
Sanlam, Ltd.	1,102,890	4,928,657
Sappi, Ltd.(1)	222,236	630,313
Sasol, Ltd.	276,250	11,768,268
Shoprite Holdings, Ltd.	212,000	4,359,781
Spar Group, Ltd.	79,600	1,115,756
Standard Bank Group, Ltd.	703,121	8,682,289
Steinhoff International Holdings, Ltd.(1)	913,240	3,072,605
Sun International, Ltd.	30,482	339,083
Telkom South Africa, Ltd.(1)	253,050	533,816
Tiger Brands, Ltd.	90,800	2,887,002
Tongaat-Hulett	36,600	573,971
Truworths International, Ltd.	255,700	2,784,452
Vodacom Group (Pty), Ltd.	489,400	6,165,130

Security	Shares	Value
Wilson Bayly Holmes-Ovcon, Ltd.	68,900	$1,129,003
Woolworths Holdings, Ltd.	371,409	2,804,128

		$205,574,562

South Korea — 6.3%
AMOREPACIFIC Corp.	988	$1,122,714
Asiana Airlines, Inc.(1)	92,200	532,001
BS Financial Group, Inc.	116,970	1,323,951
Celltrion, Inc.	43,215	1,064,335
Cheil Industries, Inc.	23,400	2,003,176
Cheil Worldwide, Inc.	51,100	984,235
CJ CheilJedang Corp.	2,996	940,111
CJ Corp.	3,700	360,879
CJ O Shopping Co., Ltd.	3,130	697,710
Daelim Industrial Co., Ltd.	8,650	601,168
Daewoo Engineering & Construction Co., Ltd.(1)	37,741	320,873
Daewoo Industrial Development Co., Ltd.(1)	3,657	55,092
Daewoo International Corp.	11,575	444,026
Daewoo Motor Sales Corp.(1)	5,113	55,090
Daewoo Securities Co., Ltd.	125,693	1,265,686
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,580	676,264
Daum Communications Corp.	3,100	266,190
DGB Financial Group Co., Ltd.	48,450	612,225
Dong-A Pharmaceutical Co., Ltd.	3,386	351,242
Dongbu Insurance Co., Ltd.	31,240	1,415,603
Dongkuk Steel Mill Co., Ltd.	27,430	351,648
Doosan Corp.	3,160	364,825
Doosan Heavy Industries & Construction Co., Ltd.	14,200	607,474
Doosan Infracore Co., Ltd.(1)	34,600	509,857
E-Mart Co., Ltd.	5,028	1,089,829
GS Engineering & Construction Corp.	9,370	526,567
GS Holdings Corp.	30,800	1,934,568
Hana Financial Group, Inc.	112,730	3,279,437
Hanjin Heavy Industries & Construction Co., Ltd.(1)	9,911	107,054
Hanjin Shipping Co., Ltd.(1)	60,891	677,552
Hankook Tire Co., Ltd.(1)	26,323	1,110,268
Hankook Tire Worldwide Co., Ltd.	6,016	77,649
Hanmi Pharmaceutical Co., Ltd.(1)	6,379	646,723
Hansol Paper Co., Ltd.	30,000	251,890
Hanwha Chemical Corp.	53,890	893,695
Hanwha Corp.	27,690	789,865
Hite-Jinro Co., Ltd.	5,421	160,236
Honam Petrochemical Corp.	7,070	1,444,780
Hynix Semiconductor, Inc.(1)	108,590	2,472,029
Hyosung Corp.	13,380	736,903
Hyundai Department Store Co., Ltd.	6,215	771,143
Hyundai Development Co.	16,000	287,198
Hyundai Engineering & Construction Co., Ltd.	16,470	990,895
Hyundai Glovis Co., Ltd.	10,670	2,218,906
Hyundai Heavy Industries Co., Ltd.	10,970	2,298,885
Hyundai Hysco Co., Ltd.	7,900	315,424
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,248,983
Hyundai Merchant Marine Co., Ltd.(1)	32,500	782,049
Hyundai Mipo Dockyard Co., Ltd.	3,775	402,569
Hyundai Mobis	16,900	4,295,049
Hyundai Motor Co.	41,500	8,529,021
Hyundai Securities Co., Ltd.	43,870	336,387

Security	Shares	Value
Hyundai Steel Co.	26,130	$1,877,492
Hyundai Wia Corp.	2,100	338,646
Industrial Bank of Korea	96,580	1,061,707
Kangwon Land, Inc.	50,840	1,183,269
KB Financial Group, Inc.	169,211	5,754,131
KCC Corp.	1,445	405,255
Kia Motors Corp.	61,020	3,382,928
Korea Electric Power Corp.(1)	124,620	3,232,389
Korea Exchange Bank(1)	101,360	702,534
Korea Express Co., Ltd.(1)	4,349	452,561
Korea Gas Corp.	25,180	1,766,707
Korea Investment Holdings Co., Ltd.	16,690	570,532
Korea Zinc Co., Ltd.	6,440	2,638,102
Korean Air Lines Co., Ltd.(1)	23,502	1,053,781
Korean Reinsurance Co.	77,034	754,893
KT Corp.	53,753	1,824,726
KT Corp. ADR	16,800	284,760
KT&G Corp.	35,315	2,687,328
Kumho Petro Chemical Co., Ltd.	5,600	549,421
LG Chem, Ltd.	17,418	4,886,088
LG Corp.	26,510	1,616,730
LG Display Co., Ltd.(1)	47,300	1,403,744
LG Electronics, Inc.	28,420	1,977,231
LG Hausys, Ltd.	2,858	205,360
LG Household & Health Care, Ltd.	2,850	1,673,787
LG International Corp.	9,400	340,980
LG Life Sciences, Ltd.(1)	5,000	209,237
LG Uplus Corp.	154,920	989,357
LIG Insurance Co., Ltd.	12,400	315,365
Lotte Shopping Co., Ltd.	3,265	1,009,477
LS Corp.	7,030	574,051
LS Industrial Systems Co., Ltd.	3,800	237,301
Macquarie Korea Infrastructure Fund	31,415	193,005
Mirae Asset Securities Co., Ltd.	9,580	259,531
Namhae Chemical Corp.	15,250	138,153
NCsoft Corp.	5,150	987,301
NHN Corp.	10,275	2,376,713
Nong Shim Co., Ltd.	1,400	330,681
OCI Co., Ltd.	10,370	1,461,481
ORION Corp.	1,400	1,314,790
POSCO	27,727	8,716,106
S-Oil Corp.	19,785	1,809,170
S1 Corp.	5,750	346,596
Samsung C&T Corp.	30,720	1,668,621
Samsung Card Co., Ltd.	20,460	790,427
Samsung Electro-Mechanics Co., Ltd.	12,790	1,093,833
Samsung Electronics Co., Ltd.	29,500	35,401,102
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,399,609
Samsung Engineering Co., Ltd.	6,600	861,517
Samsung Fine Chemicals Co., Ltd.	13,450	857,853
Samsung Fire & Marine Insurance Co., Ltd.	19,285	4,210,010
Samsung Heavy Industries Co., Ltd.	43,050	1,313,824
Samsung Life Insurance Co., Ltd.	43,900	3,780,773
Samsung SDI Co., Ltd.	9,150	1,147,059
Samsung Securities Co., Ltd.	34,040	1,522,810
Samsung Techwin Co., Ltd.	9,295	485,951
Shinhan Financial Group Co., Ltd.	204,603	7,022,469

Security	Shares	Value
Shinsegae Co., Ltd.	3,375	$603,082
SK Broadband Co., Ltd.(1)	83,346	304,812
SK C&C Co., Ltd.	7,100	622,425
SK Chemicals Co., Ltd.	11,460	706,343
SK Holdings Co., Ltd.	8,115	1,129,503
SK Innovation Co., Ltd.	25,079	3,686,272
SK Networks Co., Ltd.	64,010	559,910
SK Telecom Co., Ltd.	17,868	2,523,960
SK Telecom Co., Ltd. ADR	9,450	147,704
STX Pan Ocean Co., Ltd.	54,780	173,021
TONGYANG Securities, Inc.	78,565	276,828
Woongjin Coway Co., Ltd.	14,650	533,759
Woori Finance Holdings Co., Ltd.	154,060	1,454,351
Woori Investment & Securities Co., Ltd.	78,408	756,957
Yuhan Corp.	1,968	339,714

		$194,869,825

Taiwan — 6.2%
Acer, Inc.(1)	1,038,990	$802,046
Advanced Semiconductor Engineering, Inc.	1,880,135	1,418,807
Altek Corp.	256,145	125,663
Ambassador Hotel	298,000	307,239
AmTRAN Technology Co., Ltd.	358,067	302,452
Asia Cement Corp.	1,318,874	1,642,526
Asia Optical Co., Inc.(1)	658,907	599,775
Asustek Computer, Inc.	244,325	2,613,895
AU Optronics Corp.(1)	3,617,837	1,369,604
Capital Securities Corp.	711,928	236,418
Catcher Technology Co., Ltd.	291,647	1,265,839
Cathay Financial Holding Co., Ltd.	3,037,840	3,045,983
Chailease Holding Co., Ltd.	447,000	795,497
Chang Hwa Commercial Bank	2,089,431	1,053,216
Cheng Shin Rubber Industry Co., Ltd.	1,404,063	3,533,359
Chicony Electronics Co., Ltd.	330,939	725,473
Chimei Innolux Corp.(1)	2,685,281	1,000,097
China Airlines, Ltd.(1)	2,079,887	810,986
China Development Financial Holding Corp.(1)	6,848,050	1,528,376
China Life Insurance Co., Ltd.(1)	1,499,723	1,167,815
China Motor Corp.	881,315	789,814
China Petrochemical Development Corp.	1,575,880	1,094,107
China Steel Corp.	5,351,901	4,595,547
Chinatrust Financial Holding Co., Ltd.	5,109,089	2,812,281
Chipbond Technology Corp.	259,000	438,392
Chong Hong Construction Co., Ltd.	167,800	383,686
Chunghwa Telecom Co., Ltd.	2,067,746	6,469,749
Chunghwa Telecom Co., Ltd. ADR	57,616	1,790,705
Clevo Co.	170,426	222,572
Compal Electronics, Inc.	1,626,345	1,022,998
Coretronic Corp.	649,505	470,347
Delta Electronics, Inc.	604,105	2,060,659
Dynapack International Technology Corp.	111,374	403,989
E Ink Holdings, Inc.	584,000	469,753
E.Sun Financial Holding Co., Ltd.	2,069,701	1,035,738
Elan Microelectronics Corp.	345,300	533,439
Epistar Corp.	360,472	572,632
EVA Airways Corp.(1)	1,442,118	835,956

Security	Shares	Value
Evergreen International Storage & Transport Corp.	868,000	$535,423
Evergreen Marine Corp.(1)	1,108,252	570,399
Everlight Electronics Co., Ltd.	281,291	293,140
Far Eastern Department Stores, Ltd.	1,471,925	1,383,534
Far Eastern New Century Corp.	1,354,241	1,400,084
Far EasTone Telecommunications Co., Ltd.	1,299,074	2,998,718
Faraday Technology Corp.	406,880	497,747
Feng Hsin Iron & Steel Co., Ltd.	183,260	289,662
First Financial Holding Co., Ltd.	3,306,341	1,875,812
Formosa Chemicals & Fibre Corp.	1,835,980	4,344,754
Formosa International Hotels Corp.	102,330	1,093,214
Formosa Petrochemical Corp.	780,320	2,268,187
Formosa Plastics Corp.	2,077,670	5,655,706
Formosa Taffeta Co., Ltd.	842,000	741,624
Formosan Rubber Group, Inc.	433,000	292,711
Foxconn International Holdings, Ltd.(1)	582,000	201,174
Foxconn Technology Co., Ltd.	375,961	1,303,708
Fubon Financial Holding Co., Ltd.	2,721,596	2,788,365
Giant Manufacturing Co., Ltd.	207,208	1,070,268
Gintech Energy Corp.(1)	139,649	100,238
Goldsun Development & Construction Co., Ltd.	1,672,928	589,244
Great Wall Enterprise Co., Ltd.	716,068	612,277
HannStar Display Corp.(1)	1,125,149	88,750
Highwealth Construction Corp.	227,705	327,771
Hon Hai Precision Industry Co., Ltd.	2,805,810	8,507,315
Hotai Motor Co., Ltd.	244,000	1,735,384
HTC Corp.	236,798	1,708,774
Hua Nan Financial Holdings Co., Ltd.	2,732,168	1,434,135
Inotera Memories, Inc.(1)	895,786	121,474
Inventec Co., Ltd.	635,966	217,295
Kinsus Interconnect Technology Corp.	182,000	499,351
Largan Precision Co., Ltd.	43,795	931,442
Lite-On Technology Corp.	801,034	1,019,090
Macronix International Co., Ltd.	1,202,873	312,502
MediaTek, Inc.	352,462	3,909,816
Mega Financial Holding Co., Ltd.	4,706,352	3,418,662
Merida Industry Co., Ltd.	231,150	885,369
Motech Industries, Inc.(1)	122,451	94,317
Nan Kang Rubber Tire Co., Ltd.	851,253	983,266
Nan Ya Plastics Corp.	2,787,608	4,909,674
Neo Solar Power Corp.(1)	588,631	283,582
Novatek Microelectronics Corp., Ltd.	215,942	812,143
Pegatron Corp.	718,028	905,264
Phison Electronics Corp.	60,363	463,098
Pou Chen Corp.	2,095,819	2,118,733
Powertech Technology, Inc.	273,865	424,850
President Chain Store Corp.	555,664	2,746,178
Qisda Corp.(1)	714,000	153,763
Quanta Computer, Inc.	1,006,508	2,297,132
Radiant Opto-Electronics Corp.	273,072	1,134,175
Radium Life Tech Co., Ltd.	373,956	232,505
Realtek Semiconductor Corp.	301,983	567,730
RichTek Technology Corp.	101,478	551,626
Ritek Corp.(1)	1,292,159	132,075
Ruentex Development Co., Ltd.	588,350	985,372
Ruentex Industries, Ltd.	890,005	2,005,027
Sanyang Industrial Co., Ltd.(1)	786,866	500,314

Security	Shares	Value
Shin Kong Financial Holding Co., Ltd.(1)	4,423,368	$1,144,285
Shin Kong Synthetic Fibers Corp.	1,321,483	405,189
Siliconware Precision Industries Co., Ltd.	1,135,243	1,103,149
Simplo Technology Co., Ltd.	128,889	635,693
Sino-American Silicon Products, Inc.	336,233	324,406
SinoPac Financial Holdings Co., Ltd.	4,091,978	1,581,083
Solar Applied Materials Technology Corp.	336,245	374,704
Synnex Technology International Corp.	409,818	866,274
Tainan Spinning Co., Ltd.	891,959	393,387
Taishin Financial Holdings Co., Ltd.	4,306,735	1,538,470
Taiwan Business Bank(1)	1,159,658	322,315
Taiwan Cement Corp.	1,557,850	1,994,756
Taiwan Cooperative Financial Holding Co., Ltd.	2,608,237	1,355,883
Taiwan Fertilizer Co., Ltd.	570,000	1,356,545
Taiwan Glass Industry Corp.	542,564	518,452
Taiwan Mobile Co., Ltd.	1,252,784	4,370,468
Taiwan Semiconductor Manufacturing Co., Ltd.	6,940,465	21,148,009
Taiwan Tea Corp.	395,711	191,345
Tatung Co., Ltd.(1)	2,377,785	545,337
Teco Electric & Machinery Co., Ltd.	482,000	327,263
Tong Yang Industry Co., Ltd.	597,667	481,666
TPK Holding Co., Ltd.	57,148	716,797
Tripod Technology Corp.	249,535	481,810
TSRC Corp.	475,060	969,124
TTY Biopharm Co., Ltd.	378,852	1,182,488
Tung Ho Steel Enterprise Corp.	532,060	504,176
U-Ming Marine Transport Corp.	186,000	281,825
Uni-President Enterprises Corp.	3,216,880	5,679,111
Unimicron Technology Corp.	637,000	650,852
United Microelectronics Corp.	4,340,090	1,609,280
Walsin Lihwa Corp.(1)	1,921,000	525,200
Wan Hai Lines, Ltd.(1)	518,962	253,694
Waterland Financial Holdings	1,030,470	311,652
Wei Chuan Food Corp.	379,000	403,136
Wintek Corp.(1)	1,356,877	535,355
Wistron Corp.	739,526	709,428
WPG Holdings Co., Ltd.	745,489	899,175
Yageo Corp.(1)	788,000	227,933
Yang Ming Marine Transport(1)	1,181,755	460,800
Yieh Phui Enterprise	1,089,553	303,460
Young Fast Optoelectronics Co., Ltd.	147,302	252,299
Yuanta Financial Holding Co., Ltd.	4,714,938	2,127,694
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	366,001
Yulon Motor Co., Ltd.	1,078,809	1,878,993
Zinwell Corp.	185,871	149,961

		$191,130,296

Thailand — 3.3%
Advanced Info Service PCL(5)	1,386,500	$8,907,388
Airports of Thailand PCL(5)	667,400	1,781,849
Asian Property Development PCL(5)	2,877,000	813,807
Bangkok Bank PCL	252,500	1,451,852
Bangkok Bank PCL(5)	162,700	956,300
Bangkok Dusit Medical Services PCL(5)	559,400	1,936,006
Bank of Ayudhya PCL(5)	2,289,700	2,210,369
Banpu PCL(5)	113,400	1,445,679

Security	Shares	Value
BEC World PCL(5)	1,249,200	$2,394,526
Berli Jucker PCL(5)	617,000	1,289,779
Big C Supercenter PCL(5)	268,600	1,638,227
Bumrungrad Hospital PCL(5)	899,500	2,218,029
Central Pattana PCL(5)	689,100	1,588,028
CH. Karnchang PCL(5)	892,200	251,191
Charoen Pokphand Foods PCL(5)	2,700,800	3,097,527
CP ALL PCL(5)	3,604,200	4,660,210
Delta Electronics (Thailand) PCL(5)	1,087,100	1,034,333
Electricity Generating PCL(5)	316,200	1,349,345
Glow Energy PCL(5)	877,300	2,041,348
Hana Microelectronics PCL(5)	1,397,700	1,000,701
Indorama Ventures PCL(5)	1,761,100	1,527,155
IRPC PCL(5)	9,400,700	1,312,683
Italian-Thai Development PCL(1)(5)	8,325,200	1,094,454
Kasikornbank PCL(5)	918,400	5,340,352
Khon Kaen Sugar Industry PCL	1,832,000	804,128
Krung Thai Bank PCL(5)	3,293,500	1,936,118
L.P.N. Development PCL(5)	1,255,000	741,359
Land & Houses PCL	1,242,800	347,375
Land & Houses PCL(5)	1,350,700	377,534
Minor International PCL(5)	2,557,797	1,522,876
Pruksa Real Estate PCL(5)	1,150,000	734,265
PTT Exploration & Production PCL(5)	949,000	5,119,958
PTT Global Chemical PCL(5)	1,048,750	2,077,218
PTT PCL(5)	675,060	6,979,428
Quality House PCL(5)	6,086,925	423,973
Ratchaburi Electricity Generating Holding PCL(5)	676,000	1,190,715
Samart Corp. PCL(5)	1,341,500	489,513
Siam Cement PCL(5)	235,100	3,177,116
Siam City Cement PCL(5)	47,690	660,930
Siam Commercial Bank PCL(5)	1,165,300	6,091,942
Siam Makro PCL(5)	35,000	523,524
Sino Thai Engineering & Construction PCL(5)	1,904,900	1,326,719
Thai Airways International PCL(1)(5)	1,332,800	1,002,344
Thai Beverage PCL	7,386,000	2,628,127
Thai Oil PCL(5)	712,500	1,543,554
Thai Tap Water Supply Co., Ltd.(5)	3,598,200	925,945
Thai Union Frozen Products PCL(5)	772,002	1,809,352
Thanachart Capital PCL(5)	779,400	936,677
Thoresen Thai Agencies PCL(5)	824,160	429,207
TMB Bank PCL(5)	22,274,000	1,330,455
Total Access Communication PCL(5)	1,130,500	3,218,995
TPI Polene PCL(5)	1,115,200	511,253
True Corp. PCL(1)(5)	8,208,197	1,361,508

		$101,563,246

Turkey — 3.2%
Adana Cimento Sanayii TAS	93,019	$183,239
Akbank TAS	1,479,533	7,138,718
Akcansa Cimento AS	56,400	277,762
Akenerji Elektrik Uretim AS(1)	308,455	359,738
Aksa Akrilik Kimya Sanayii AS	185,209	486,529
Albaraka Turk Katilim Bankasi AS(1)	522,467	414,061
Anadolu Efes Biracilik ve Malt Sanayii AS	212,239	3,187,865
Arcelik AS	339,754	2,245,509

Security	Shares	Value
Asya Katilim Bankasi AS(1)	944,900	$1,060,516
Aygaz AS	121,813	561,657
Bagfas Bandirma Gubre Fabrikalari AS	6,300	194,249
BIM Birlesik Magazalar AS	105,560	4,903,715
Cimsa Cimento Sanayi ve Ticaret AS	66,200	313,011
Coca-Cola Icecek AS	65,700	1,276,600
Dogan Sirketler Grubu Holding AS(1)	2,831,509	1,231,799
Dogan Yayin Holding AS(1)	1,086,804	394,020
Eczacibasi Ilac Sanayi ve Ticaret AS	356,500	377,878
Enka Insaat ve Sanayi AS	1,455,436	3,865,271
Eregli Demir ve Celik Fabrikalari TAS	2,511,265	2,983,956
Ford Otomotiv Sanayi AS	94,600	970,369
Gubre Fabrikalari TAS(1)	25,300	177,263
Haci Omer Sabanci Holding AS	854,018	4,509,854
Hurriyet Gazetecilik ve Matbaacilik AS(1)	783,538	353,762
Ihlas Holding AS(1)	1,865,600	1,363,120
Is Gayrimenkul Yatirim Ortakligi AS	527,286	426,479
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,170,360	861,585
KOC Holding AS	1,602,860	7,530,527
Koza Altin Isletmeleri AS	75,000	1,634,162
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	430,600	1,093,270
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	225,000	138,048
Petkim Petrokimya Holding AS	822,861	941,223
Petrol Ofisi AS(1)	93,978	249,705
Sekerbank TAS(1)	747,999	638,622
TAV Havalimanlari Holding AS(1)	279,400	1,387,644
Tekfen Holding AS	355,317	1,285,726
Tofas Turk Otomobil Fabrikasi AS	194,200	1,084,151
Trakya Cam Sanayii AS(1)	512,314	626,878
Tupras-Turkiye Petrol Rafinerileri AS	205,670	5,030,290
Turcas Petrolculuk AS	144,459	233,791
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	1,059,122	2,453,259
Turk Sise ve Cam Fabrikalari AS	681,607	996,488
Turk Telekomunikasyon AS	926,800	3,622,669
Turkcell Iletisim Hizmetleri AS(1)	1,337,300	8,170,317
Turkiye Garanti Bankasi AS	2,046,100	9,776,185
Turkiye Halk Bankasi AS	325,100	2,868,203
Turkiye Is Bankasi	1,332,807	4,538,204
Turkiye Sinai Kalkinma Bankasi AS	403,331	463,695
Turkiye Vakiflar Bankasi TAO	587,200	1,383,153
Ulker Gida Sanayi ve Ticaret AS	226,859	1,029,222
Yapi ve Kredi Bankasi AS(1)	734,885	1,887,613
Yazicilar Holding AS	49,200	393,711
Zorlu Enerji Elektrik Uretim AS(1)	299,054	176,853

		$99,752,134

Ukraine — 0.1%
Astarta Holding NV(1)	27,007	$541,792
Avangardco Investments Public, Ltd. GDR(1)	8,517	85,123
Ferrexpo PLC	892,810	3,014,755
MHP SA GDR(1)(3)	74,470	1,133,516

		$4,775,186

United Arab Emirates — 1.5%
Aabar Investments (PJSC)(1)(2)	2,497,440	$492,960
Abu Dhabi Commercial Bank (PJSC)	2,487,000	2,230,798
Abu Dhabi National Hotels	718,461	355,269

Security	Shares	Value
Agthia Group (PJSC)	1,252,100	$678,401
Air Arabia (PJSC)	9,312,600	1,731,756
Ajman Bank (PJSC)(1)	2,266,800	617,967
Aldar Properties (PJSC)	3,791,444	1,384,597
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.	9,684,018	6,782,939
Aramex (PJSC)	982,500	518,464
Dana Gas(1)	17,357,790	1,935,127
DP World, Ltd.	528,216	6,247,965
Dubai Financial Market(1)	7,800,600	2,143,487
Dubai Investments (PJSC)	1,391,777	336,189
Dubai Islamic Bank (PJSC)	2,229,697	1,224,343
Emaar Properties (PJSC)	8,163,100	7,989,819
Emirates NBD (PJSC)	606,700	475,327
First Gulf Bank (PJSC)	1,178,840	3,333,935
Islamic Arabic Insurance Co.(1)	946,000	176,377
National Bank of Abu Dhabi (PJSC)	2,317,494	6,245,513
Ras Al Khaimah Cement Co.(1)	2,052,000	395,605
Ras Al Khaimah Co.	490,450	171,584
Ras Al Khaimah Properties (PJSC)(1)	2,244,000	231,343
Sorouh Real Estate Co.	848,925	302,757
Union National Bank	1,604,284	1,349,379
Waha Capital (PJSC)	2,364,751	372,568

		$47,724,469

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	1,101,940	$1,231,948
Baoviet Holdings	676,500	975,016
Development Investment Construction Corp.	200,850	118,513
FPT Corp.	676,666	1,161,054
Gemadept Corp.	312,000	272,804
Hagl JSC(1)	904,532	901,364
HCM City Infrastructure Investment JSC	547,500	671,223
Hoa Phat Group JSC	937,332	835,440
Kim Long Securities Corp.(1)	1,377,700	508,179
Kinh Bac City Development Share Holding Corp.(1)	328,860	89,910
Kinhdo Corp.	606,900	927,559
Masan Group Corp.(1)	299,890	1,360,256
PetroVietnam Construction JSC(1)	1,829,625	386,412
PetroVietnam Drilling and Well Services JSC	587,083	986,553
PetroVietnam Fertilizer and Chemical JSC	880,500	1,514,618
PetroVietnam Technical Services JSC	800,000	575,568
Pha Lai Thermal Power JSC(1)	483,390	197,366
Phu Nhuan Jewelry JSC	181,200	273,744
Refrigeration Electrical Engineering Corp.	1,182,100	832,610
Saigon Securities, Inc.	882,600	668,153
Song Da Urban & Industrial Zone Investment and Development JSC(1)	153,250	166,213
Tan Tao Investment Industry Co.(1)	1,413,490	284,364
Vietnam Construction and Import-Export JSC(1)	621,655	205,410
Vietnam Dairy Products JSC	346,485	2,077,572
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	1,282,810	1,052,254
Vincom JSC(1)	833,137	3,119,150

		$21,393,253

Total Common Stocks (identified cost $2,845,068,746)		$3,031,875,001

Corporate Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)		Value
India — 0.0%(4)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	1,240	$23,918

Total Corporate Bonds (identified cost $27,437)			$23,918

Equity-Linked Securities(6) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Al Abdullatif Industrial Investment Co.(7)	5/4/15	64,200	$557,240
Al Rajhi Bank(7)	2/16/15	115,193	2,154,052
Alinma Bank(7)	2/23/15	156,100	540,090
Almarai Co., Ltd.(7)	11/24/14	79,999	1,482,613
Arab National Bank(7)	5/11/15	59,500	414,902
Bank Albilad(7)	4/30/15	38,000	274,100
Banque Saudi Fransi(7)	2/23/15	43,230	342,950
Dar Al Arkan Real Estate Development(7)	8/10/15	185,500	432,827
Etihad Etisalat Co.(7)	12/5/14	95,862	1,850,089
Fawaz Abdulaziz Alhokair Co.(7)	2/23/15	20,000	523,986
Jabal Omar Development Co.(7)	5/3/13	84,579	455,589
Jarir Marketing Co.(7)	5/4/15	16,950	711,317
Mobile Telecommunications Co.(7)	5/4/15	227,977	530,411
National Industrialization Co.(7)	5/4/15	211,503	1,531,239
Rabigh Refining and Petrochemicals Co.(7)	10/13/14	92,400	472,460
Riyad Bank(7)	12/15/14	82,700	506,662
Sahara Petrochemical Co.(7)	9/21/15	69,000	229,991
Samba Financial Group(7)	2/10/15	65,008	762,739
Saudi Arabian Amiantit Co.(7)	5/11/15	53,100	203,192
Saudi Arabian Fertilizer Co.(7)	5/11/15	14,650	757,874
Saudi Arabian Mining Co.(7)	5/11/15	54,900	465,541
Saudi Basic Industries Corp.(7)	2/23/15	89,696	2,116,772
Saudi British Bank(7)	10/4/13	62,300	488,420
Saudi Cable Co.(7)	8/10/15	30,000	115,998
Saudi Cement Co.(7)	8/10/15	15,300	365,150
Saudi Chemical Co.(7)	5/1/15	25,900	285,928
Saudi Electricity Co.(7)	3/27/15	268,400	976,949
Saudi Industrial Investment Group(7)	3/27/15	95,000	597,854
Saudi International Petrochemicals Co.(7)	3/27/15	40,700	206,752
Saudi Kayan Petrochemical Co.(7)	3/27/15	175,200	574,638
Saudi Telecom Co.(7)	5/11/15	78,600	871,910
Savola Group(7)	2/2/15	115,300	1,260,575
Yanbu National Petrochemicals Co.(7)	1/7/13	51,400	597,597

Total Equity-Linked Securities (identified cost $24,464,957)			$23,658,407

Investment Funds — 0.1%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,194,317

Total Investment Funds (identified cost $5,027,204)		$2,194,317

Rights(1) — 0.0%(4)

Security	Shares	Value
Bank Sohar	303,320	$34,665
Capitec Bank Holdings, Ltd., Exp. 11/9/12	1,554	5,470
Polimex-Mostostal SA, Exp. 12/31/12	3,081,072	14,283

Total Rights (identified cost $0)		$54,418

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/12	$15,355	$15,355,073

Total Short-Term Investments (identified cost $15,355,073)		$15,355,073

Total Investments — 99.6% (identified cost $2,889,943,417)		$3,073,161,134

Other Assets, Less Liabilities — 0.4%		$12,531,209

Net Assets — 100.0%		$3,085,692,343

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $23,658,407 or 0.8% of the Fund’s net assets.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	12.3%	$379,179,854
Hong Kong Dollar	8.3	257,459,168
South African Rand	6.7	205,475,045
Indian Rupee	6.5	200,475,556
South Korean Won	6.3	194,437,361
New Taiwan Dollar	6.1	189,138,417
Brazilian Real	6.1	189,032,446
Mexican Peso	5.8	178,926,602
New Turkish Lira	3.2	99,752,134
Indonesian Rupiah	3.2	98,565,922
Thai Baht	3.2	97,757,433
Malaysian Ringgit	3.2	97,727,928
Chilean Peso	3.1	95,309,562
Polish Zloty	3.0	93,572,302
Egyptian Pound	1.7	52,288,149
Hungarian Forint	1.6	50,136,697
Kuwaiti Dinar	1.6	49,890,488
Qatari Riyal	1.6	48,675,263
Moroccan Dirham	1.6	48,618,315
Philippine Peso	1.6	48,326,915
Czech Koruna	1.5	47,376,351
Colombian Peso	1.4	44,264,369
United Arab Emirates Dirham	1.4	41,476,504
Other currency, less than 1% each	8.6	265,298,353

Total Investments	99.6%	$3,073,161,134

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.7%	$822,915,066
Materials	11.5	353,431,215
Telecommunication Services	10.7	328,749,021
Energy	10.2	315,811,540
Industrials	9.7	299,519,076
Consumer Staples	8.9	273,989,764
Consumer Discretionary	7.2	223,700,500
Information Technology	7.1	219,412,952
Utilities	4.9	152,740,948
Health Care	2.1	65,317,744
Other	0.5	15,378,991
Investment Funds	0.1	2,194,317

Total Investments	99.6%	$3,073,161,134

The Fund did not have any open financial instruments at October 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,904,040,727

Gross unrealized appreciation	$513,634,618
Gross unrealized depreciation	(344,514,211)

Net unrealized appreciation	$169,120,407

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$41,991,936	$1,211,156,627		$86,570	$1,253,235,133
Emerging Europe	18,108,320	516,209,953		—	534,318,273
Latin America	607,150,620	—		—	607,150,620
Middle East/Africa	4,794,990	631,439,100		936,885	637,170,975
Total Common Stocks	$672,045,866	$2,358,805,680	**	$1,023,455	$3,031,875,001
Corporate Bonds	$—	$23,918		$—	$23,918
Equity-Linked Securities	—	23,658,407		—	23,658,407
Investment Funds	—	2,194,317		—	2,194,317
Rights	19,753	34,665		—	54,418
Short-Term Investments	—	15,355,073		—	15,355,073
Total Investments	$672,065,619	$2,400,072,060		$1,023,455	$3,073,161,134

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2012 is not presented.

At October 31, 2012, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Parametric Structured International Equity Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 6.8%
AGL Energy, Ltd.	10,720	$161,666
Amcor, Ltd.	49,351	404,298
APA Group	9,374	50,175
Australia and New Zealand Banking Group, Ltd.	6,082	160,451
BHP Billiton, Ltd.	7,930	280,765
Coca-Cola Amatil, Ltd.	5,524	77,070
Commonwealth Bank of Australia	7,579	453,872
Computershare, Ltd.	8,306	74,801
CSL, Ltd.	2,695	132,919
GPT Group	20,151	74,415
Harvey Norman Holdings, Ltd.	14,330	28,306
James Hardie Industries SE CDI	5,831	55,777
Metcash, Ltd.	18,285	69,456
National Australia Bank, Ltd.	5,892	157,462
Newcrest Mining, Ltd.	1,217	33,565
Orica, Ltd.	8,309	216,439
Origin Energy, Ltd.	12,214	143,772
OZ Minerals, Ltd.	2,368	20,092
Rio Tinto, Ltd.	2,846	167,788
Tabcorp Holdings, Ltd.	11,542	33,990
Tatts Group, Ltd.	15,658	45,476
Telstra Corp., Ltd.	21,962	94,382
Transurban Group	37,219	234,910
Wesfarmers, Ltd.	1,880	67,773
Wesfarmers, Ltd., PPS	1,486	55,686
Westpac Banking Corp.	6,870	181,628
Woodside Petroleum, Ltd.	2,457	87,607
Woolworths, Ltd.	6,790	207,108

		$3,771,649

Austria — 1.5%
Immofinanz AG(1)	34,091	$131,781
OMV AG	8,104	296,568
Raiffeisen Bank International AG	5,953	238,452
Telekom Austria AG	8,558	53,914
Verbund AG	2,917	68,018
Vienna Insurance Group	284	12,203
Voestalpine AG	984	30,984

		$831,920

Belgium — 3.5%
Anheuser-Busch InBev NV	8,630	$721,736
Belgacom SA	5,592	163,488
Colruyt SA	4,186	191,376
Delhaize Group SA	758	29,022
Groupe Bruxelles Lambert SA	3,291	243,302
Mobistar SA	2,057	54,393
Solvay SA	1,343	161,700
UCB SA	3,316	193,679
Umicore SA	3,065	157,505

		$1,916,201

1

Security	Shares	Value
Denmark — 3.7%
A.P. Moller - Maersk A/S, Class A	11	$72,884
A.P. Moller - Maersk A/S, Class B	19	132,613
Carlsberg A/S, Class B	467	40,311
Coloplast A/S	1,607	352,489
Danske Bank A/S(1)	1,572	24,592
DSV A/S	7,100	159,708
Novo Nordisk A/S, Class B	4,774	765,346
Novozymes A/S, Class B	10,260	283,473
TDC A/S	4,081	28,137
Tryg A/S	1,973	128,824
William Demant Holding A/S(1)	1,050	90,304

		$2,078,681

Finland — 2.9%
Elisa Oyj	6,995	$150,105
Fortum Oyj	4,413	81,676
Kesko Oyj, Class B	1,010	31,583
Kone Oyj, Class B	5,793	415,411
Nokia Oyj	9,183	24,688
Nokian Renkaat Oyj	3,692	153,760
Orion Oyj, Class B	4,721	116,814
Pohjola Bank PLC, Class A	6,634	90,497
Sampo Oyj	6,698	210,006
Stora Enso Oyj	9,903	62,643
UPM-Kymmene Oyj	1,270	13,636
Wartsila Oyj	5,640	228,406

		$1,579,225

France — 6.4%
Air Liquide SA	4,425	$522,380
Alcatel-Lucent(1)	130,725	133,664
Carrefour SA	775	18,717
Compagnie Generale des Etablissements Michelin, Class B	2,453	211,460
Dassault Systemes SA	2,386	251,733
EDF SA	1,462	30,938
Essilor International SA	2,084	187,922
Eutelsat Communications SA	3,172	101,570
France Telecom SA	2,622	29,307
GDF Suez	6,792	155,892
Imerys SA	900	50,632
L’Oreal SA	4,716	601,042
LVMH Moet Hennessy Louis Vuitton SA	2,459	399,786
Neopost SA	1,002	54,935
PPR SA	452	79,682
Safran SA	1,974	78,632
Sanofi	2,303	202,267
SES SA	2,944	81,490
Societe BIC SA	1,160	141,547
Sodexo	626	48,224
Suez Environnement Co. SA	4,778	50,722

2

Security	Shares	Value
Total SA	1,115	$56,163
Unibail-Rodamco SE	173	38,966
Vivendi SA	623	12,766

		$3,540,437

Germany — 6.4%
Adidas AG	879	$74,923
Bayerische Motoren Werke AG	2,904	232,163
Bayerische Motoren Werke AG, PFC Shares	1,533	84,925
Beiersdorf AG	2,654	193,078
Continental AG	755	75,991
Daimler AG	2,723	127,559
Deutsche Lufthansa AG	4,066	62,206
Deutsche Post AG	7,780	154,246
Deutsche Telekom AG	9,603	109,556
E.ON AG	1,200	27,318
Fraport AG	442	25,938
Hannover Rueckversicherung AG	1,376	96,944
Henkel AG & Co. KGaA	1,387	89,807
Henkel AG & Co. KGaA, PFC Shares	2,588	206,930
Linde AG	2,150	361,807
Porsche Automobil Holding SE, PFC Shares	767	51,124
SAP AG	12,540	914,454
Siemens AG	3,024	304,695
United Internet AG	5,328	106,623
Volkswagen AG	274	53,582
Volkswagen AG, PFC Shares	1,028	213,439

		$3,567,308

Greece — 0.2%
Coca-Cola Hellenic Bottling Co. SA	3,825	$81,921
OPAP SA	9,026	57,691

		$139,612

Hong Kong — 5.1%
Bank of East Asia, Ltd.	39,600	$146,039
BOC Hong Kong (Holdings), Ltd.	75,000	230,436
Cathay Pacific Airways, Ltd.	39,000	70,636
Cheung Kong Infrastructure Holdings, Ltd.	24,000	140,767
CLP Holdings, Ltd.	29,500	251,351
Hang Lung Group, Ltd.	14,000	82,479
Hang Seng Bank, Ltd.	30,700	470,924
Hong Kong & China Gas Co., Ltd.	137,236	365,193
Hopewell Holdings, Ltd.	23,500	84,782
Link REIT (The)	75,500	374,699
MTR Corp., Ltd.	40,000	155,511
Power Assets Holdings, Ltd.	41,500	352,648
Wing Hang Bank, Ltd.	7,500	79,439

		$2,804,904

Ireland — 1.2%
CRH PLC	8,727	$162,579
Elan Corp. PLC(1)	9,710	105,675
Kerry Group PLC, Class A	7,637	400,596

		$668,850

3

Security	Shares	Value
Israel — 2.5%
Bank Hapoalim B.M.(1)	45,323	$178,305
Bank Leumi Le-Israel B.M.(1)	31,657	102,039
Bezeq Israeli Telecommunication Corp., Ltd.	22,531	27,449
Delek Group, Ltd.	333	63,321
Elbit Systems, Ltd.	2,944	103,574
Israel Chemicals, Ltd.	11,051	138,255
Israel Corp., Ltd.	92	62,521
Mellanox Technologies, Ltd.(1)	1,563	117,956
Mizrahi Tefahot Bank, Ltd.(1)	5,364	48,708
NICE Systems, Ltd.(1)	4,354	145,435
Teva Pharmaceutical Industries, Ltd. ADR	9,534	385,364

		$1,372,927

Italy — 4.1%
Atlantia SpA	5,240	$86,670
Autogrill SpA	3,055	31,272
Enel SpA	14,019	52,792
ENI SpA	38,918	895,538
Luxottica Group SpA	3,768	143,817
Parmalat SpA	24,269	55,002
Pirelli & C. SpA	17,603	204,487
Saipem SpA	5,135	231,378
Snam Rete Gas SpA	62,468	276,818
Telecom Italia SpA, PFC Shares	34,282	27,452
Tenaris SA	3,596	67,406
Terna Rete Elettrica Nazionale SpA	58,243	218,981

		$2,291,613

Japan — 11.7%
ABC-Mart, Inc.	1,100	$48,242
Aozora Bank, Ltd.	18,000	50,760
Bank of Kyoto, Ltd. (The)	10,000	85,953
Bank of Yokohama, Ltd. (The)	43,000	197,888
Canon, Inc.	1,800	58,499
Chiba Bank, Ltd. (The)	21,000	122,664
Chugai Pharmaceutical Co., Ltd.	7,200	145,881
Chugoku Bank, Ltd. (The)	8,000	110,100
Daihatsu Motor Co., Ltd.	8,000	140,010
Dainippon Sumitomo Pharma Co., Ltd.	4,800	55,209
Electric Power Development Co., Ltd.	1,800	46,105
Gunma Bank, Ltd. (The)	20,000	96,488
Hachijuni Bank, Ltd. (The)	24,000	123,979
Hamamatsu Photonics K.K.	5,000	173,352
Hiroshima Bank, Ltd. (The)	22,000	78,258
Honda Motor Co., Ltd.	4,200	126,266
Isetan Mitsukoshi Holdings, Ltd.	8,300	81,245
ITOCHU Techno-Solutions Corp.	900	46,562
Iyo Bank, Ltd. (The)	10,000	77,318
Japan Prime Realty Investment Corp.	10	30,138
Japan Real Estate Investment Corp.	6	60,080

4

Security	Shares	Value
JX Holdings, Inc.	4,900	$26,098
Kamigumi Co., Ltd.	14,000	112,910
Kansai Paint Co., Ltd.	8,000	86,178
Keikyu Corp.	7,000	65,927
Keio Corp.	23,000	174,554
Keyence Corp.	1,200	318,586
Kintetsu Corp.	16,000	62,704
Kyowa Hakko Kirin Co., Ltd.	8,000	85,154
Lawson, Inc.	600	44,094
McDonald’s Holdings Co. (Japan), Ltd.	4,900	136,153
Miraca Holdings, Inc.	800	33,785
Mitsubishi Logistics Corp.	4,000	51,586
Mitsubishi Tanabe Pharma Corp.	2,400	34,595
Mizuho Financial Group, Inc.	34,500	53,981
NGK Spark Plug Co., Ltd.	8,000	89,588
Nidec Corp.	700	49,815
Nishi-Nippon City Bank, Ltd. (The)	19,000	43,324
Nitori Co., Ltd.	300	24,499
NTT DoCoMo, Inc.	251	363,706
Odakyu Electric Railway Co., Ltd.	20,000	212,216
Ono Pharmaceutical Co., Ltd.	3,000	181,137
Oracle Corp. Japan	1,400	62,260
Oriental Land Co., Ltd.	1,400	190,967
Rakuten, Inc.	23,500	211,246
Rinnai Corp.	1,200	81,961
Sankyo Co., Ltd.	1,300	58,898
Santen Pharmaceutical Co., Ltd.	2,700	118,275
Seven Bank, Ltd.	14,800	42,313
Shikoku Electric Power Co., Inc.	1,800	19,244
Shizuoka Bank, Ltd. (The)	21,000	214,788
Sumitomo Metal Mining Co., Ltd.	2,000	26,340
Suruga Bank, Ltd.	8,000	96,072
Suzuken Co., Ltd.	2,700	85,230
Sysmex Corp.	1,500	70,531
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,228
Takashimaya Co., Ltd.	11,000	72,351
Takeda Pharmaceutical Co., Ltd.	1,100	51,129
Toho Gas Co., Ltd.	14,000	84,852
Tokyo Gas Co., Ltd.	22,000	116,576
TonenGeneral Sekiyu K.K.	13,000	117,976
Tsumura & Co.	2,600	83,144
Unicharm Corp.	3,800	205,599
USS Co., Ltd.	1,020	107,245
Yahoo! Japan Corp.	114	39,233
Yakult Honsha Co., Ltd.	1,400	65,222
Yokogawa Electric Corp.	3,000	34,150

		$6,485,417

Netherlands — 5.2%
Akzo Nobel NV	5,038	$274,209
ASML Holding NV	11,171	614,095
European Aeronautic Defence and Space Co. NV	7,406	263,579
Gemalto NV	355	32,064
Heineken Holding NV	2,275	115,587
Heineken NV	4,340	267,833
Koninklijke Ahold NV	24,682	314,314

5

Security	Shares	Value
Koninklijke DSM NV	4,468	$229,762
Koninklijke KPN NV	40,580	255,802
Koninklijke Vopak NV	859	59,804
QIAGEN NV(1)	6,356	110,728
Reed Elsevier NV	3,923	52,660
Unilever NV	7,180	263,898

		$2,854,335

New Zealand — 0.8%
Auckland International Airport, Ltd.	73,840	$162,880
Chorus, Ltd.	19,155	53,211
Contact Energy, Ltd.(1)	6,909	31,461
Fletcher Building, Ltd.	12,742	73,699
Sky City Entertainment Group, Ltd.	25,123	80,129
Telecom Corporation of New Zealand, Ltd.	24,205	47,850

		$449,230

Norway — 3.2%
Aker Solutions ASA	6,611	$130,279
Gjensidige Forsikring ASA	3,679	53,721
Norsk Hydro ASA	53,381	240,323
Orkla ASA	29,887	236,754
Seadrill, Ltd.	4,405	178,492
Statoil ASA	17,533	431,819
Telenor ASA	23,746	467,039
Yara International ASA	1,260	59,382

		$1,797,809

Portugal — 0.7%
EDP-Energias de Portugal SA	49,749	$135,224
Galp Energia SGPS SA, Class B	6,544	104,755
Jeronimo Martins SGPS SA	7,947	139,121
Portugal Telecom SGPS SA	5,804	29,187

		$408,287

Singapore — 4.5%
Ascendas Real Estate Investment Trust	88,000	$169,791
ComfortDelGro Corp., Ltd.	28,000	38,720
DBS Group Holdings, Ltd.	57,000	647,316
Fraser and Neave, Ltd.	8,000	59,937
Oversea-Chinese Banking Corp., Ltd.	55,000	408,780
Singapore Airlines, Ltd.	22,000	190,665
Singapore Press Holdings, Ltd.	48,000	158,711
Singapore Technologies Engineering, Ltd.	20,000	57,561
Singapore Telecommunications, Ltd.	127,000	334,520
StarHub, Ltd.	11,000	33,095
United Overseas Bank, Ltd.	18,000	268,430
UOL Group, Ltd.	26,000	120,302

		$2,487,828

6

Security	Shares	Value
Spain — 4.3%
Abertis Infraestructuras SA	6,183	$93,387
Acerinox SA	6,403	66,836
Amadeus IT Holding SA, Class A	5,602	138,775
CaixaBank SA	37,041	140,676
Enagas	9,894	196,817
Ferrovial SA	15,487	219,145
Grifols SA(1)	4,142	143,855
Indra Sistemas SA	1,384	15,836
Industria de Diseno Textil SA	3,597	459,309
International Consolidated Airlines Group SA(1)	28,622	75,344
Red Electrica Corp. SA	3,386	158,870
Repsol SA	8,521	170,767
Telefonica SA	26,774	353,384
Zardoya Otis SA	11,076	136,998

		$2,369,999

Sweden — 4.4%
Atlas Copco AB, Class A	2,400	$59,019
Boliden AB	18,635	326,554
Hennes & Mauritz AB, Class B	8,200	278,033
Holmen AB, Class B	2,344	69,076
Investor AB, Class B	5,630	124,278
Millicom International Cellular SA SDR	1,685	145,473
Nordea Bank AB	38,110	346,407
Scania AB, Class B	1,292	24,652
Skandinaviska Enskilda Banken AB, Class A	22,408	185,937
Skanska AB, Class B	8,315	130,255
Svenska Cellulosa AB, Class B	3,869	75,431
Swedbank AB, Class A	6,772	125,786
Tele2 AB, Class B	7,948	132,675
Telefonaktiebolaget LM Ericsson, Class B	12,516	110,880
TeliaSonera AB	43,268	284,454

		$2,418,910

Switzerland — 6.6%
Actelion, Ltd.(1)	2,942	$142,003
Adecco SA	2,611	126,614
Baloise Holding AG	572	47,743
Geberit AG	169	34,906
Givaudan SA(1)	98	98,028
Nestle SA	15,860	1,006,922
Novartis AG	7,387	445,440
Roche Holding AG PC	2,766	532,801
Schindler Holding AG	1,195	154,802
Schindler Holding AG PC	543	71,663
Sonova Holding AG(1)	1,028	103,516
Sulzer AG	246	35,672
Swatch Group, Ltd. (The), Bearer Shares	403	166,813
Swiss Reinsurance Co., Ltd.	4,203	290,836
Swisscom AG	686	285,555
Zurich Insurance Group AG(1)	462	113,892

		$3,657,206

United Kingdom — 13.7%
Associated British Foods PLC	3,277	$73,334

7

Security	Shares	Value
AstraZeneca PLC	12,276	$569,296
BAE Systems PLC	64,351	324,795
BHP Billiton PLC	10,926	350,191
BP PLC	59,731	426,575
Burberry Group PLC	7,108	134,114
Centrica PLC	75,216	393,780
Compass Group PLC	13,107	144,020
Diageo PLC	2,707	77,389
Experian PLC	6,372	110,242
GlaxoSmithKline PLC	5,965	133,660
Kingfisher PLC	18,394	86,121
Marks & Spencer Group PLC	10,867	69,164
National Grid PLC	3,163	36,073
Next PLC	5,400	311,290
Randgold Resources, Ltd.	1,144	136,751
Reckitt Benckiser Group PLC	577	34,957
Reed Elsevier PLC	8,687	85,092
Rexam PLC	20,748	149,813
Rolls-Royce Holdings PLC(1)	31,131	430,211
Rolls-Royce Holdings PLC, PFC Shares(1)	2,365,956	3,818
Royal Dutch Shell PLC, Class A	19,273	661,309
Royal Dutch Shell PLC, Class B	19,498	689,691
Sage Group PLC (The)	42,240	212,152
Serco Group PLC	16,187	148,170
Shire PLC	9,039	254,173
SSE PLC	3,277	76,646
Subsea 7 SA	3,955	86,702
Tesco PLC	54,411	281,546
Tullow Oil PLC	9,910	225,143
Unilever PLC	988	36,855
Vodafone Group PLC	136,664	371,129
Whitbread PLC	2,976	113,097
WM Morrison Supermarkets PLC	74,161	321,098

		$7,558,397

Total Common Stocks (identified cost $50,256,282)		$55,050,745

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$141	$141,169

Total Short-Term Investments (identified cost $141,169)		$141,169

Total Investments — 99.7% (identified cost $50,397,451)		$55,191,914

Other Assets, Less Liabilities — 0.3%		$156,564

Net Assets — 100.0%		$55,348,478

8

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2012 was $240.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	36.4%	$20,167,787
British Pound Sterling	13.5	7,471,695
Japanese Yen	11.7	6,485,417
Australian Dollar	6.8	3,771,649
Swiss Franc	6.6	3,657,206
Hong Kong Dollar	5.1	2,804,904
Singapore Dollar	4.5	2,487,828
Swedish Krona	4.4	2,418,910
Danish Krone	3.7	2,078,681
Norwegian Krone	3.4	1,884,511
Israeli Shekel	1.8	987,563
Other currency, less than 1% each	1.8	975,763

Total Investments	99.7%	$55,191,914

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	15.3%	$8,484,462
Industrials	11.8	6,554,995
Consumer Staples	11.7	6,461,414
Consumer Discretionary	10.9	6,041,941
Health Care	10.7	5,936,549
Materials	9.7	5,373,981
Energy	9.1	5,028,038
Telecommunication Services	7.1	3,908,029
Information Technology	6.6	3,680,733
Utilities	6.5	3,580,603
Short-Term Investments	0.3	141,169

Total Investments	99.7%	$55,191,914

The Fund did not have any open financial instruments at October 31, 2012.

9

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,535,680

Gross unrealized appreciation	$6,650,589
Gross unrealized depreciation	(1,994,355)

Net unrealized appreciation	$4,656,234

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$15,999,028		$—	$15,999,028
Developed Europe	—	37,678,790		—	37,678,790
Developed Middle East	385,364	987,563		—	1,372,927
Total Common Stocks	$385,364	$54,665,381	*	$—	$55,050,745
Short-Term Investments	$—	$141,169		$—	$141,169
Total Investments	$385,364	$54,806,550		$—	$55,191,914

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2012, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 26, 2012